UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

Quarterly Schedule of Portfolio Holdings of

Registered Management Investment Company

Investment Company Act File Number: 811-02444

The Bond Fund of America

(Exact Name of Registrant as Specified in Charter)

333 South Hope Street

Los Angeles, California 90071

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (213) 486-9200

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Steven I. Koszalka

The Bond Fund of America

333 South Hope Street

Los Angeles, California 90071

(Name and Address of Agent for Service)

ITEM 1 – Schedule of Investments

The Bond Fund of America®
Investment portfolio
March 31, 2018
unaudited
Bonds, notes & other debt instruments 98.25% U.S. Treasury bonds & notes 39.62% U.S. Treasury 33.94%	Principal amount (000)	Value (000)
U.S. Treasury 1.25% 2018	$155,000	$154,338
U.S. Treasury 1.125% 2019	105,000	104,212
U.S. Treasury 1.375% 2019	420,000	417,224
U.S. Treasury 1.50% 2019	270,000	268,542
U.S. Treasury 1.50% 2019	202,800	201,794
U.S. Treasury 1.625% 2019	412,200	410,164
U.S. Treasury 1.875% 2019	17,500	17,385
U.S. Treasury 1.375% 2020	681	664
U.S. Treasury 1.50% 2020	59,650	58,625
U.S. Treasury 1.50% 2020	37,610	36,986
U.S. Treasury 1.50% 2020	35,500	34,941
U.S. Treasury 1.625% 2020[1]	237,000	233,246
U.S. Treasury 1.75% 2020	165,290	162,584
U.S. Treasury 1.75% 2020	99,480	97,964
U.S. Treasury 2.00% 2020	110,240	109,206
U.S. Treasury 2.25% 2020	72,250	72,225
U.S. Treasury 2.25% 2020	33,600	33,590
U.S. Treasury 1.125% 2021	169,650	162,314
U.S. Treasury 1.125% 2021	61,000	58,839
U.S. Treasury 1.125% 2021	—[2]	—2[2]
U.S. Treasury 1.25% 2021	4,800	4,602
U.S. Treasury 1.375% 2021[1]	133,000	129,337
U.S. Treasury 1.375% 2021	37,369	36,233
U.S. Treasury 1.75% 2021	51,178	49,885
U.S. Treasury 2.00% 2021	91,120	89,775
U.S. Treasury 2.00% 2021	80,000	78,969
U.S. Treasury 2.00% 2021	60,250	59,298
U.S. Treasury 2.125% 2021	93,000	91,868
U.S. Treasury 2.125% 2021	21,100	20,864
U.S. Treasury 2.25% 2021	99,600	99,241
U.S. Treasury 2.25% 2021	74,693	74,244
U.S. Treasury 2.25% 2021[1]	40,000	39,836
U.S. Treasury 3.625% 2021	200	207
U.S. Treasury 1.625% 2022	91,000	87,573
U.S. Treasury 1.75% 2022	198,200	192,230
U.S. Treasury 1.75% 2022	60,000	58,357
U.S. Treasury 1.75% 2022	23,000	22,293
U.S. Treasury 1.875% 2022	585,000	570,556
U.S. Treasury 1.875% 2022	404,200	392,846
U.S. Treasury 1.875% 2022	147,000	143,503
U.S. Treasury 1.875% 2022	130,000	126,521
U.S. Treasury 2.00% 2022	509,550	497,667
U.S. Treasury 2.00% 2022	220,460	215,206
U.S. Treasury 2.125% 2022	624,080	612,135
U.S. Treasury 2.125% 2022	85,340	83,993
U.S. Treasury 1.50% 2023[1]	417,860	397,439
The Bond Fund of America — Page 1 of 45

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury (continued)	Principal amount (000)	Value (000)
U.S. Treasury 1.625% 2023	$66,715	$63,637
U.S. Treasury 2.125% 2023	81,263	79,164
U.S. Treasury 2.375% 2023	85,000	84,312
U.S. Treasury 2.50% 2023	126,977	126,600
U.S. Treasury 2.50% 2023	30,735	30,596
U.S. Treasury 2.625% 2023	85,000	85,269
U.S. Treasury 2.00% 2024	403,825	388,807
U.S. Treasury 2.00% 2024	180,000	173,214
U.S. Treasury 2.00% 2024	95,000	91,537
U.S. Treasury 2.125% 2024	675,950	654,090
U.S. Treasury 2.125% 2024	18,000	17,396
U.S. Treasury 2.25% 2024	172,750	168,269
U.S. Treasury 2.25% 2024	68,108	66,307
U.S. Treasury 2.25% 2024	55,825	54,680
U.S. Treasury 2.25% 2024	52,000	50,674
U.S. Treasury 2.50% 2024	134,000	132,891
U.S. Treasury 2.125% 2025	61,750	59,486
U.S. Treasury 2.50% 2025	16,021	15,842
U.S. Treasury 2.625% 2025	230,799	229,938
U.S. Treasury 2.75% 2025	1,257,581	1,262,988
U.S. Treasury 2.00% 2026	41,600	39,256
U.S. Treasury 2.25% 2027	235,686	225,865
U.S. Treasury 2.25% 2027	120,000	115,393
U.S. Treasury 2.25% 2027	68,000	65,233
U.S. Treasury 2.375% 2027	126,000	122,311
U.S. Treasury 2.75% 2028	471,331	471,774
U.S. Treasury 4.50% 2036	11,000	13,590
U.S. Treasury 2.875% 2043	3,750	3,697
U.S. Treasury 3.00% 2045	14,850	14,933
U.S. Treasury 2.50% 2046	256,875	233,733
U.S. Treasury 2.50% 2046	20,000	18,181
U.S. Treasury 2.875% 2046	19,354	18,973
U.S. Treasury 2.75% 2047	622,415	594,711
U.S. Treasury 2.75% 2047	94,500	90,280
U.S. Treasury 3.00% 2047	148,916	149,592
U.S. Treasury 3.00% 2047	13,950	14,018
U.S. Treasury 3.00% 2048	130,310	130,997
		12,967,755
U.S. Treasury inflation-protected securities 5.68%
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	272,171	268,536
U.S. Treasury Inflation-Protected Security 0.125% 2022[3]	70,405	69,707
U.S. Treasury Inflation-Protected Security 0.625% 2024[3]	130,666	131,447
U.S. Treasury Inflation-Protected Security 0.25% 2025[3]	78,212	76,538
U.S. Treasury Inflation-Protected Security 0.125% 2026[3]	225,388	216,818
U.S. Treasury Inflation-Protected Security 0.625% 2026[3]	50,230	50,266
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	88,127	85,972
U.S. Treasury Inflation-Protected Security 0.375% 2027[3]	82,466	80,541
U.S. Treasury Inflation-Protected Security 0.50% 2028[3]	556,868	464,934
U.S. Treasury Inflation-Protected Security 1.75% 2028[3]	4,968	5,468
U.S. Treasury Inflation-Protected Security 2.125% 2041[3]	13,942	17,708
U.S. Treasury Inflation-Protected Security 0.75% 2042[3]	187,820	182,976
U.S. Treasury Inflation-Protected Security 0.625% 2043[3]	66,184	62,422
U.S. Treasury Inflation-Protected Security 1.00% 2046[3]	13,074	13,392
The Bond Fund of America — Page 2 of 45

unaudited
Bonds, notes & other debt instruments U.S. Treasury bonds & notes (continued) U.S. Treasury inflation-protected securities (continued)	Principal amount (000)	Value (000)
U.S. Treasury Inflation-Protected Security 0.875% 2047[3]	$313,979	$311,786
U.S. Treasury Inflation-Protected Security 1.00% 2048[3]	158,887	131,190
		2,169,701
Total U.S. Treasury bonds & notes		15,137,456
Corporate bonds & notes 31.53% Financials 8.84%
ACE INA Holdings Inc. 2.30% 2020	13,245	13,048
ACE INA Holdings Inc. 2.875% 2022	1,485	1,472
ACE INA Holdings Inc. 3.35% 2026	1,785	1,756
ACE INA Holdings Inc. 4.35% 2045	1,365	1,454
Ally Financial Inc. 4.25% 2021	23,000	23,201
Ally Financial Inc. 5.125% 2024	20,000	20,475
Ally Financial Inc. 8.00% 2031	28,195	34,539
Ally Financial Inc. 8.00% 2031	13,810	16,935
American Express Co. 2.20% 2020	2,000	1,951
American Express Co. 3.00% 2024	40,100	38,542
American International Group, Inc. 3.90% 2026	3,625	3,592
American International Group, Inc. 4.20% 2028	16,550	16,744
American International Group, Inc. 4.80% 2045	1,150	1,182
American International Group, Inc. 4.75% 2048	24,925	25,689
Australia & New Zealand Banking Group Ltd. 2.625% 2022	15,000	14,638
Banco Nacional de Comercio Exterior SNC 3.80% 2026[4]	1,850	1,820
Bank of America Corp. 2.738% 2022	21,000	20,710
Bank of America Corp. 2.816% 2023	63,850	62,262
Bank of America Corp. 3.124% 2023	57,000	56,444
Bank of America Corp. (3-month USD-LIBOR + 0.79%) 2.815% 2024[4,5]	27,725	27,609
Bank of America Corp. 3.55% 2024	135,717	136,177
Bank of America Corp. (3-month USD-LIBOR + 0.77%) 2.557% 2026[5]	14,272	13,997
Bank of America Corp. 3.366% 2026	17,500	17,030
Bank of America Corp. 3.419% 2028[4]	4,536	4,347
Bank of America Corp. 3.593% 2028	5,990	5,821
Bank of America Corp. 3.824% 2028	2,000	1,977
Bank of America Corp. 3.97% 2029	33,575	33,679
Bank of Nova Scotia 2.50% 2021	17,500	17,242
Barclays Bank PLC 3.65% 2025	1,190	1,148
Barclays Bank PLC 4.95% 2047	12,500	12,848
BB&T Corp. 2.45% 2020	13,500	13,390
BBVA Bancomer SA 6.50% 2021[4]	1,000	1,065
Berkshire Hathaway Inc. 2.00% 2018	5,210	5,200
Berkshire Hathaway Inc. 3.125% 2026	4,100	3,998
Berkshire Hathaway Inc. 4.50% 2043	1,500	1,630
BNP Paribas 3.50% 2023[4]	63,100	62,742
BNP Paribas 3.375% 2025[4]	41,525	40,205
Capital One Financial Corp. 1.85% 2019	6,000	5,900
Capital One Financial Corp. 2.40% 2020	17,400	17,064
Capital One Financial Corp. 2.50% 2020	58,900	58,002
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.734% 2019[4,5,6,7,8]	3,346	3,346
Carlyle Investment Management (1-month USD-LIBOR + 2.00%) 3.734% 2019[4,5,6,7,8]	1,510	1,510
CBOE Holdings, Inc. 1.95% 2019	3,325	3,287
Charles Schwab Corp, 2.20% 2018	1,390	1,390
CIT Group Inc. 5.25% 2025	1,465	1,504
Citigroup Inc. 8.50% 2019	5,695	6,052
The Bond Fund of America — Page 3 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Citigroup Inc. 2.35% 2021	$16,500	$16,031
Citigroup Inc. 2.70% 2021	13,500	13,311
Citigroup Inc. 2.90% 2021	36,000	35,475
Citigroup Inc. 2.75% 2022	30,300	29,535
Citigroup Inc. 2.876% 2023	44,582	43,411
Citigroup Inc. 3.142% 2023	22,575	22,316
Citigroup Inc. 3.20% 2026	5,452	5,192
CNA Financial Corp. 3.95% 2024	6,705	6,781
Coöperatieve Rabobank U.A. 2.75% 2023	17,000	16,548
Crédit Agricole SA 3.375% 2022[4]	17,850	17,716
Crédit Agricole SA 4.375% 2025[4]	6,030	6,022
Credit Suisse Group AG 3.45% 2021	11,250	11,254
Credit Suisse Group AG 3.80% 2022	15,903	16,025
Credit Suisse Group AG 2.997% 2023[4]	7,250	7,034
Credit Suisse Group AG 3.574% 2023[4]	11,000	10,941
Credit Suisse Group AG 3.80% 2023	17,775	17,823
Credit Suisse Group AG 3.75% 2025	7,600	7,430
Credit Suisse Group AG 4.55% 2026	11,000	11,251
Credit Suisse Group AG 3.869% 2029[4]	19,685	19,077
Danske Bank AS 2.00% 2021[4]	13,010	12,465
Danske Bank AS 2.70% 2022[4]	15,985	15,617
Deutsche Bank AG 2.50% 2019	10,000	9,962
Deutsche Bank AG 2.85% 2019	25,500	25,415
Deutsche Bank AG 2.70% 2020	13,000	12,730
Deutsche Bank AG 3.15% 2021	22,325	22,003
Deutsche Bank AG 3.95% 2023	10,000	9,979
Discover Financial Services 10.25% 2019	3,150	3,417
Discover Financial Services 3.35% 2023	50,675	49,909
DNB ASA 2.375% 2021[4]	22,700	22,119
Goldman Sachs Group, Inc. 2.55% 2019	20,200	20,096
Goldman Sachs Group, Inc. 2.60% 2020	11,060	10,961
Goldman Sachs Group, Inc. 2.905% 2023	119,960	116,745
Goldman Sachs Group, Inc. 3.20% 2023	52,229	51,515
Goldman Sachs Group, Inc. 3.814% 2029	45,612	44,846
Groupe BPCE SA 2.75% 2023[4]	20,400	19,699
Groupe BPCE SA 5.70% 2023[4]	25,976	27,884
Groupe BPCE SA 5.15% 2024[4]	24,598	25,705
Groupe BPCE SA 4.50% 2025[4]	7,795	7,835
Hartford Financial Services Group, Inc. 4.40% 2048	750	767
HSBC Holdings PLC 4.125% 2020[4]	9,453	9,661
HSBC Holdings PLC 2.65% 2022	11,000	10,698
HSBC Holdings PLC 3.033% 2023	7,850	7,666
HSBC Holdings PLC 3.262% 2023	15,000	14,809
HSBC Holdings PLC 4.041% 2028	7,920	7,918
HSBK (Europe) BV 7.25% 2021[4]	3,710	4,044
Intesa Sanpaolo SpA 3.875% 2019	7,000	7,047
Intesa Sanpaolo SpA 3.125% 2022[4]	17,025	16,465
Intesa Sanpaolo SpA 3.375% 2023[4]	18,375	17,952
Intesa Sanpaolo SpA 5.017% 2024[4]	142,045	140,234
Intesa Sanpaolo SpA 5.71% 2026[4]	24,775	24,889
Intesa Sanpaolo SpA 3.875% 2027[4]	6,700	6,338
Intesa Sanpaolo SpA 3.875% 2028[4]	22,000	20,777
Intesa Sanpaolo SpA 4.375% 2048[4]	4,175	3,889
JPMorgan Chase & Co. 2.25% 2020	14,000	13,832
The Bond Fund of America — Page 4 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
JPMorgan Chase & Co. 2.55% 2020	$14,230	$14,057
JPMorgan Chase & Co. 2.40% 2021	17,500	17,100
JPMorgan Chase & Co. 2.55% 2021	26,400	25,988
JPMorgan Chase & Co. 2.70% 2023	20,975	20,243
JPMorgan Chase & Co. 2.776% 2023	15,200	14,850
JPMorgan Chase & Co. 3.509% 2029	6,625	6,434
Keybank National Association 2.50% 2019	13,500	13,418
Keybank National Association 3.375% 2023[4]	14,000	14,060
Leucadia National Corp. 5.50% 2023	4,695	4,831
Lloyds Banking Group PLC 2.907% 2023	66,150	63,817
Lloyds Banking Group PLC 4.582% 2025	5,143	5,155
Lloyds Banking Group PLC 4.375% 2028	21,135	21,374
MetLife, Inc. 4.60% 2046	800	837
MetLife, Inc. 2.30% 2019[4]	1,345	1,339
MetLife, Inc. 2.00% 2020[4]	8,185	8,027
MetLife, Inc. 2.05% 2020[4]	3,250	3,189
MetLife, Inc. 2.50% 2020[4]	7,500	7,396
MetLife, Inc. 1.95% 2021[4]	8,000	7,684
MetLife, Inc. 2.40% 2021[4]	19,975	19,631
MetLife, Inc. 3.00% 2027[4]	2,500	2,362
Metropolitan Life Global Funding I 1.75% 2018[4]	6,550	6,514
Metropolitan Life Global Funding I 3.45% 2026[4]	2,315	2,262
Mitsubishi UFJ Financial Group, Inc. 2.19% 2021	13,500	13,032
Mitsubishi UFJ Financial Group, Inc. 2.665% 2022	16,000	15,506
Mitsubishi UFJ Financial Group, Inc. 2.998% 2022	9,825	9,698
Mizuho Financial Group, Ltd. 3.549% 2023	36,000	35,834
Morgan Stanley 2.50% 2021	51,900	50,866
Morgan Stanley 2.625% 2021	22,000	21,486
Morgan Stanley 2.75% 2022	13,054	12,734
Morgan Stanley 3.125% 2023	126,246	124,537
Morgan Stanley (3-month USD-LIBOR + 1.22%) 3.011% 2024[5]	6,775	6,888
Morgan Stanley 3.625% 2027	6,607	6,470
Morgan Stanley 3.772% 2029	21,500	21,178
National Australia Bank Ltd. 2.50% 2022	15,500	15,049
National Australia Bank Ltd. 2.875% 2023	31,300	30,721
Nationwide Building Society 3.766% 2024[4]	31,000	30,938
New York Life Global Funding 1.50% 2019[4]	1,750	1,717
New York Life Global Funding 2.10% 2019[4]	13,000	12,939
New York Life Global Funding 1.95% 2020[4]	3,625	3,538
New York Life Global Funding 1.95% 2020[4]	2,190	2,154
New York Life Global Funding 1.70% 2021[4]	38,165	36,331
New York Life Global Funding 2.00% 2021[4]	700	680
New York Life Global Funding 3.00% 2028[4]	2,500	2,383
PNC Bank 2.40% 2019	22,433	22,296
PNC Bank 2.30% 2020	12,500	12,315
PNC Bank 2.60% 2020	1,775	1,761
PRICOA Global Funding I 2.45% 2022[4]	3,090	2,999
Principal Financial Group, Inc. 4.111% 2028[4]	3,500	3,523
Prudential Financial, Inc. 3.878% 2028	3,800	3,853
Prudential Financial, Inc. 5.625% 2043	1,950	2,045
Prudential Financial, Inc. 3.905% 2047[4]	850	800
Rabobank Nederland 2.50% 2021	8,500	8,364
Rabobank Nederland 4.375% 2025	5,945	6,011
Royal Bank of Canada 2.125% 2020	8,500	8,379
The Bond Fund of America — Page 5 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Financials (continued)	Principal amount (000)	Value (000)
Royal Bank of Scotland PLC 3.498% 2023	$26,500	$26,058
Santander Holdings USA, Inc. 2.70% 2019	4,051	4,042
Santander Holdings USA, Inc. 3.70% 2022	35,200	35,296
Santander Holdings USA, Inc. 3.40% 2023	26,075	25,509
Skandinaviska Enskilda Banken AB 1.875% 2021	13,500	12,891
Skandinaviska Enskilda Banken AB 2.625% 2021	15,275	15,053
Sovereign Bancorp, Inc. 8.75% 2018	1,880	1,897
Standard Chartered PLC 3.885% 2024[4]	19,500	19,350
Sumitomo Mitsui Banking Corp. 3.102% 2023	41,340	40,676
Svenska Handelsbanken AB 1.875% 2021	8,920	8,529
Toronto-Dominion Bank 1.90% 2019	7,500	7,401
Toronto-Dominion Bank 2.55% 2021	10,000	9,880
Travelers Companies, Inc. 4.00% 2047	2,250	2,246
Travelers Companies, Inc. 4.05% 2048	1,000	1,010
UBS Group AG 2.95% 2020[4]	13,500	13,405
UBS Group AG 2.859% 2023[4]	7,500	7,255
UBS Group AG 4.125% 2025[4]	8,200	8,249
UniCredit SPA 3.75% 2022[4]	14,975	14,875
UniCredit SPA 4.625% 2027[4]	21,650	21,898
UniCredit SPA 5.861% 2032[4]	40,720	41,441
Unum Group 5.625% 2020	345	365
Unum Group 3.00% 2021	2,085	2,068
US Bancorp 2.85% 2023	43,500	42,960
US Bancorp 3.15% 2027	9,000	8,657
US Bancorp 2.05% 2020	15,000	14,682
VEB Finance Ltd. 6.902% 2020[4]	9,100	9,675
VEB Finance Ltd. 6.80% 2025[4]	500	562
Wells Fargo & Co. 2.55% 2020	5,655	5,559
Wells Fargo & Co. 2.10% 2021	40,600	39,219
Wells Fargo & Co. 2.50% 2021	13,500	13,258
Wells Fargo & Co. 2.60% 2021	69,500	68,546
Wells Fargo & Co. 2.625% 2022	24,500	23,707
Wells Fargo & Co. 3.069% 2023	15,000	14,755
Wells Fargo & Co. 3.00% 2026	5,819	5,466
Wells Fargo & Co. 3.00% 2026	1,975	1,850
Wells Fargo & Co. 3.584% 2028	20,000	19,525
		3,379,083
Health care 4.64%
Abbott Laboratories 2.80% 2020	9,405	9,363
Abbott Laboratories 2.90% 2021	99,166	98,302
Abbott Laboratories 3.40% 2023	7,380	7,333
Abbott Laboratories 3.75% 2026	25,715	25,608
Abbott Laboratories 4.90% 2046	1,465	1,610
AbbVie Inc. 1.80% 2018	6,400	6,395
AbbVie Inc. 2.50% 2020	18,135	17,907
AbbVie Inc. 2.30% 2021	26,985	26,320
AbbVie Inc. 2.90% 2022	7,110	6,950
AbbVie Inc. 3.20% 2022	2,140	2,114
AbbVie Inc. 2.85% 2023	11,665	11,306
AbbVie Inc. 3.60% 2025	13,500	13,318
AbbVie Inc. 3.20% 2026	16,750	15,961
AbbVie Inc. 4.45% 2046	23,855	23,776
Aetna Inc. 1.70% 2018	4,275	4,270
The Bond Fund of America — Page 6 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Allergan PLC 3.00% 2020	$30,830	$30,682
Allergan PLC 3.45% 2022	38,540	38,235
Allergan PLC 3.80% 2025	34,750	34,185
Allergan PLC 4.75% 2045	7,149	7,020
Allergan, Inc. 5.00% 2021[4]	3,484	3,639
Amgen Inc. 1.85% 2021	13,235	12,689
Amgen Inc. 2.65% 2022	17,850	17,433
Anthem, Inc. 2.50% 2020	16,950	16,671
Anthem, Inc. 2.95% 2022	22,000	21,463
Anthem, Inc. 3.65% 2027	24,000	23,234
Anthem, Inc. 4.101% 2028	14,000	14,067
AstraZeneca PLC 2.375% 2022	26,543	25,652
Becton, Dickinson and Co. 2.675% 2019	2,792	2,774
Becton, Dickinson and Co. 2.404% 2020	19,675	19,308
Becton, Dickinson and Co. 2.894% 2022	40,430	39,254
Becton, Dickinson and Co. 3.363% 2024	45,245	43,590
Becton, Dickinson and Co. 3.70% 2027	53,765	51,974
Boston Scientific Corp. 2.85% 2020	10,015	9,954
Boston Scientific Corp. 3.375% 2022	5,000	4,987
Cardinal Health, Inc. 4.368% 2047	5,750	5,434
Celgene Corp 3.25% 2023	22,565	22,156
Concordia Healthcare Corp. 9.00% 2022[4]	2,025	1,843
Concordia Healthcare Corp. 9.50% 2022[4,9]	5,590	391
Concordia Healthcare Corp. 7.00% 2023[4,9]	1,400	101
Dignity Health 3.125% 2022	4,100	4,083
EMD Finance LLC 2.40% 2020[4]	37,585	37,189
EMD Finance LLC 2.95% 2022[4]	21,145	20,836
EMD Finance LLC 3.25% 2025[4]	2,760	2,686
Endo International PLC 5.875% 2024[4]	625	619
HCA Inc. 4.75% 2023	25,000	25,344
Humana Inc. 2.50% 2020	15,000	14,727
IMS Health Holdings, Inc. 5.00% 2026[4]	6,000	5,990
Johnson & Johnson 2.625% 2025	10,000	9,654
Johnson & Johnson 2.90% 2028	6,700	6,443
Johnson & Johnson 3.50% 2048	3,425	3,266
Kinetic Concepts, Inc. 12.50% 2021[4]	5,955	6,759
Laboratory Corporation of America Holdings 3.60% 2027	3,500	3,391
Laboratory Corporation of America Holdings 4.70% 2045	1,110	1,120
Medtronic, Inc. 3.50% 2025	2,000	2,000
Medtronic, Inc. 3.35% 2027	2,000	1,975
Molina Healthcare, Inc. 5.375% 2022	14,098	13,992
Molina Healthcare, Inc. 4.875% 2025[4]	10,115	9,483
Multiplan, Inc. 8.50% 2022[4,10]	6,035	6,171
Mylan Laboratories Inc. 2.50% 2019	10,500	10,421
Mylan Laboratories Inc. 3.15% 2021	14,800	14,614
Roche Holdings, Inc. 3.35% 2024[4]	5,700	5,729
Roche Holdings, Inc. 3.00% 2025[4]	2,000	1,956
Roche Holdings, Inc. 2.375% 2027[4]	5,500	5,063
Roche Holdings, Inc. 4.00% 2044[4]	1,100	1,136
Rotech Healthcare Inc., Term Loan A, (3-month USD-LIBOR + 4.25%) 6.562% 2018[5,6,7,8,11]	3,438	3,421
Rotech Healthcare Inc., Term Loan B, (3-month USD-LIBOR + 8.75%) 11.062% 2019[5,6,7,8,11]	2,715	2,701
Rotech Healthcare Inc., Term Loan, (3-month USD-LIBOR + 11.00%) 13.00% 2020 (84.62% PIK)[5,6,7,8,10,11]	8,329	7,829
Shire PLC 1.90% 2019	34,520	33,960
Shire PLC 2.40% 2021	90,772	87,696
The Bond Fund of America — Page 7 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Health care (continued)	Principal amount (000)	Value (000)
Shire PLC 2.875% 2023	$67,180	$64,191
Shire PLC 3.20% 2026	70,275	65,605
Tenet Healthcare Corp. 4.625% 2024[4]	33,722	32,542
Teva Pharmaceutical Finance Company BV 2.20% 2021	37,705	33,973
Teva Pharmaceutical Finance Company BV 2.80% 2023	215,888	183,069
Teva Pharmaceutical Finance Company BV 6.00% 2024[4]	17,154	16,673
Teva Pharmaceutical Finance Company BV 3.15% 2026	86,335	69,387
Teva Pharmaceutical Finance Company BV 6.75% 2028[4]	46,339	45,802
Teva Pharmaceutical Finance Company BV 4.10% 2046	121,522	89,551
Thermo Fisher Scientific Inc. 2.40% 2019	4,261	4,247
Thermo Fisher Scientific Inc. 4.15% 2024	4,005	4,118
UnitedHealth Group Inc. 1.90% 2018	7,750	7,739
UnitedHealth Group Inc. 3.75% 2025	5,680	5,756
Valeant Pharmaceuticals International, Inc. 7.50% 2021[4]	3,000	3,034
Valeant Pharmaceuticals International, Inc. 6.50% 2022[4]	1,075	1,114
Valeant Pharmaceuticals International, Inc. 5.875% 2023[4]	5,000	4,456
Valeant Pharmaceuticals International, Inc. 7.00% 2024[4]	2,000	2,092
Valeant Pharmaceuticals International, Inc. 5.50% 2025[4]	6,800	6,645
Valeant Pharmaceuticals International, Inc. 9.00% 2025[4]	3,365	3,357
Valeant Pharmaceuticals International, Inc. 9.25% 2026[4]	9,160	9,149
WellPoint, Inc. 2.30% 2018	6,680	6,675
WellPoint, Inc. 2.25% 2019	18,500	18,327
Zimmer Holdings, Inc. 2.00% 2018	4,010	4,010
Zimmer Holdings, Inc. 2.70% 2020	11,340	11,221
Zimmer Holdings, Inc. 3.15% 2022	13,976	13,785
		1,774,041
Energy 3.75%
Anadarko Petroleum Corp. 4.85% 2021	19,595	20,384
Anadarko Petroleum Corp. 5.55% 2026	5,920	6,469
Anadarko Petroleum Corp. 6.20% 2040	635	750
Anadarko Petroleum Corp. 6.60% 2046	13,495	17,001
Andeavor Logistics LP 3.50% 2022	16,095	15,828
Andeavor Logistics LP 4.25% 2027	10,785	10,527
Andeavor Logistics LP 5.20% 2047	650	641
Baker Hughes, a GE Co. 3.337% 2027	12,125	11,600
Baker Hughes, a GE Co. 4.08% 2047	24,875	23,536
Blue Racer Midstream LLC / Blue Racer Finance Corp. 6.125% 2022[4]	5,030	5,143
Canadian Natural Resources Ltd. 3.45% 2021	1,600	1,613
Canadian Natural Resources Ltd. 2.95% 2023	11,020	10,709
Canadian Natural Resources Ltd. 3.80% 2024	1,780	1,773
Canadian Natural Resources Ltd. 3.85% 2027	8,490	8,312
Canadian Natural Resources Ltd. 4.95% 2047	15,535	16,241
Cenovus Energy Inc. 3.00% 2022	7,470	7,205
Cenovus Energy Inc. 3.80% 2023	6,100	6,035
Cenovus Energy Inc. 4.25% 2027	35,005	34,162
Cenovus Energy Inc. 5.25% 2037	3,139	3,148
Cenovus Energy Inc. 5.40% 2047	23,296	23,496
Cheniere Energy, Inc. 7.00% 2024	17,435	19,353
Chesapeake Energy Corp. 8.00% 2025[4]	4,450	4,316
Chevron Corp. 2.10% 2021	17,000	16,621
Chevron Corp. 2.498% 2022	9,675	9,520
Columbia Pipeline Partners LP 2.45% 2018	7,500	7,496
Columbia Pipeline Partners LP 5.80% 2045	2,135	2,461
The Bond Fund of America — Page 8 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
DCP Midstream Operating LP 4.95% 2022	$1,495	$1,510
Devon Energy Corp. 5.00% 2045	1,825	1,944
Diamond Offshore Drilling, Inc. 4.875% 2043	32,250	23,220
Ecopetrol SA 5.875% 2023	1,620	1,737
Ecopetrol SA 5.875% 2045	2,545	2,519
Enbridge Energy Partners, LP 9.875% 2019	15,755	16,700
Enbridge Energy Partners, LP 4.375% 2020	7,875	8,053
Enbridge Energy Partners, LP 5.20% 2020	1,500	1,549
Enbridge Energy Partners, LP 4.20% 2021	600	611
Enbridge Energy Partners, LP 5.875% 2025	32,845	36,057
Enbridge Energy Partners, LP 7.375% 2045	45,020	58,276
Enbridge Energy Partners, LP, Series B, 6.50% 2018	10,820	10,834
Enbridge Inc. 4.00% 2023	25,370	25,561
Enbridge Inc. 3.70% 2027	8,825	8,470
Energy Transfer Partners, LP 4.15% 2020	3,000	3,043
Energy Transfer Partners, LP 5.875% 2024	1,375	1,423
Energy Transfer Partners, LP 4.75% 2026	6,600	6,680
Energy Transfer Partners, LP 4.00% 2027	10,117	9,596
Energy Transfer Partners, LP 4.20% 2027	4,835	4,673
Energy Transfer Partners, LP 6.125% 2045	29,780	30,965
Energy Transfer Partners, LP 5.30% 2047	46,870	44,093
Energy Transfer Partners, LP 5.40% 2047	55,001	52,502
Energy Transfer Partners, LP 6.625% 2049	26,100	24,877
EnLink Midstream Partners, LP 2.70% 2019	9,060	9,012
EnLink Midstream Partners, LP 4.40% 2024	3,345	3,343
EnLink Midstream Partners, LP 4.15% 2025	17,190	16,724
EnLink Midstream Partners, LP 4.85% 2026	2,710	2,741
EnLink Midstream Partners, LP 5.05% 2045	2,535	2,362
EnLink Midstream Partners, LP 5.45% 2047	4,220	4,153
Ensco PLC 5.20% 2025	1,860	1,523
Ensco PLC 5.75% 2044	720	495
EQT Corp. 2.50% 2020	13,660	13,366
EQT Corp. 3.00% 2022	15,650	15,218
EQT Corp. 3.90% 2027	23,640	22,685
Exxon Mobil Corp. 2.222% 2021	13,500	13,312
Gazprom OJSC 6.51% 2022[4]	8,350	9,000
Halliburton Co. 5.00% 2045	2,170	2,379
Kinder Morgan 3.15% 2023	1,280	1,247
Kinder Morgan Energy Partners, LP 5.30% 2020	1,250	1,302
Kinder Morgan Energy Partners, LP 6.85% 2020	12,840	13,647
Kinder Morgan Energy Partners, LP 6.95% 2038	2,350	2,848
Kinder Morgan Energy Partners, LP 6.55% 2040	750	864
Kinder Morgan Finance Co. 5.05% 2046	16,622	16,334
Kinder Morgan, Inc. 4.30% 2028	36,250	36,174
Kinder Morgan, Inc. 5.30% 2034	5,825	5,994
Kinder Morgan, Inc. 5.55% 2045	12,518	13,191
Kinder Morgan, Inc. 5.20% 2048	38,692	39,033
Marathon Oil Corp. 4.40% 2027	12,530	12,738
MPLX LP 3.375% 2023	2,590	2,561
MPLX LP 4.125% 2027	635	632
MPLX LP 4.00% 2028	975	963
MPLX LP 5.20% 2047	1,565	1,639
MPLX LP 4.70% 2048	14,300	14,052
NGL Energy Partners LP 6.875% 2021	2,455	2,458
The Bond Fund of America — Page 9 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Noble Corp. PLC 7.70% 2025	$2,425	$2,158
Noble Corp. PLC 8.70% 2045	4,155	3,449
Noble Energy, Inc. 4.95% 2047	4,160	4,344
Odebrecht Drilling Norbe 6.72% 2022[4,8]	2,250	2,177
Odebrecht Drilling Norbe 7.72% 2026 (87.05% PIK)[4,8,10]	6,786	2,019
Odebrecht Drilling Norbe 0% (undated)[4,5,8]	1,072	29
Petrobras Global Finance Co. 6.125% 2022	3,915	4,193
Petrobras Global Finance Co. 4.375% 2023	3,670	3,611
Petrobras Global Finance Co. 6.25% 2024	410	434
Petrobras Global Finance Co. 8.75% 2026	18,000	21,173
Petrobras Global Finance Co. 7.375% 2027	4,480	4,859
Petrobras Global Finance Co. 5.999% 2028[4]	9,206	9,125
Petrobras Global Finance Co. 5.75% 2029	51,705	50,109
Petrobras Global Finance Co. 7.25% 2044	1,375	1,406
Petrobras Global Finance Co. 6.85% 2115	1,910	1,815
Petróleos Mexicanos 6.375% 2021	870	929
Petróleos Mexicanos 6.875% 2026	3,755	4,120
Petróleos Mexicanos 5.35% 2028[4]	46,370	45,674
Petróleos Mexicanos 6.75% 2047	29,221	29,641
Petróleos Mexicanos 6.35% 2048[4]	35,566	34,543
Phillips 66 Partners LP 3.605% 2025	1,350	1,322
Phillips 66 Partners LP 3.55% 2026	580	553
Phillips 66 Partners LP 3.75% 2028	1,090	1,053
Phillips 66 3.90% 2028	22,795	22,743
Phillips 66 4.875% 2044	3,330	3,558
Phillips 66 Partners LP 4.68% 2045	205	200
Phillips 66 Partners LP 4.90% 2046	1,855	1,866
Plains All American Pipeline, LP 4.50% 2026	4,750	4,717
QEP Resources, Inc. 5.625% 2026	1,625	1,540
QGOG Atlantic/Alaskan Rigs Ltd. 5.25% 2019[4,8]	2,571	2,519
QGOG Constellation SA 9.50% 2024 (5.26% PIK)[4,8,10]	2,779	1,355
Range Resources Corp. 4.875% 2025	3,000	2,798
Ras Laffan Liquefied Natural Gas II 5.298% 2020[4,8]	1,505	1,546
Royal Dutch Shell PLC 3.75% 2046	965	931
Sabine Pass Liquefaction, LLC 5.625% 2021	925	973
Sabine Pass Liquefaction, LLC 6.25% 2022	4,200	4,560
Sabine Pass Liquefaction, LLC 5.625% 2023	14,000	14,963
Sabine Pass Liquefaction, LLC 5.75% 2024	12,100	13,035
Sabine Pass Liquefaction, LLC 5.625% 2025	21,875	23,526
Sabine Pass Liquefaction, LLC 5.875% 2026	31,250	34,191
Sabine Pass Liquefaction, LLC 5.00% 2027	5,125	5,325
Sabine Pass Liquefaction, LLC 4.20% 2028	11,665	11,503
Schlumberger BV 4.00% 2025[4]	19,700	20,053
Southwestern Energy Co. 4.10% 2022	5,275	5,077
Southwestern Energy Co. 6.70% 2025	2,955	2,881
TC PipeLines, LP 4.375% 2025	1,464	1,478
Teekay Corp. 8.50% 2020	7,010	7,290
Tesoro Logistics LP 5.50% 2019	1,115	1,149
Tesoro Logistics LP 5.25% 2025	625	636
TransCanada Corp. 6.50% 2018	7,500	7,610
Transocean Inc. 5.80% 2022	5,135	4,955
Transocean Inc. 9.00% 2023[4]	575	614
Transportadora de Gas Peru SA 4.25% 2028[4,8]	2,535	2,532
Valero Energy Partners LP 4.375% 2026	1,805	1,805
The Bond Fund of America — Page 10 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Energy (continued)	Principal amount (000)	Value (000)
Western Gas Partners LP 2.60% 2018	$515	$514
Western Gas Partners LP 4.00% 2022	2,460	2,456
Western Gas Partners LP 3.95% 2025	2,040	1,990
Western Gas Partners LP 4.65% 2026	3,655	3,704
Western Gas Partners LP 4.50% 2028	510	512
Western Gas Partners LP 5.30% 2048	14,250	14,142
Williams Companies, Inc. 3.70% 2023	1,680	1,642
Williams Partners LP 4.50% 2023	3,200	3,290
Williams Partners LP 4.30% 2024	2,765	2,805
Williams Partners LP 4.00% 2025	3,666	3,611
Williams Partners LP 3.75% 2027	1,573	1,506
Williams Partners LP 5.10% 2045	2,800	2,848
Woodside Finance Ltd. 4.60% 2021[4]	9,565	9,857
YPF SA 8.50% 2025[4]	4,800	5,310
YPF SA 8.50% 2025	600	664
		1,432,739
Consumer discretionary 3.37%
Amazon.com, Inc. 2.40% 2023[4]	14,845	14,347
Amazon.com, Inc. 2.80% 2024[4]	10,545	10,208
Amazon.com, Inc. 3.15% 2027[4]	65,325	63,111
Amazon.com, Inc. 3.875% 2037[4]	4,500	4,482
Amazon.com, Inc. 4.05% 2047[4]	35,300	35,191
American Honda Finance Corp. 1.20% 2019	13,500	13,256
American Honda Finance Corp. 2.25% 2019	13,500	13,429
American Honda Finance Corp. 1.65% 2021	10,625	10,189
American Honda Finance Corp. 2.60% 2022	3,000	2,944
American Honda Finance Corp. 3.50% 2028	3,000	3,023
Bayerische Motoren Werke AG 1.45% 2019[4]	14,700	14,451
Bayerische Motoren Werke AG 2.15% 2020[4]	2,000	1,971
Bayerische Motoren Werke AG 2.00% 2021[4]	2,000	1,928
Bayerische Motoren Werke AG 2.25% 2023[4]	3,900	3,693
CBS Outdoor Americas Inc. 5.625% 2024	6,000	6,038
CCO Holdings LLC and CCO Holdings Capital Corp. 4.908% 2025	3,540	3,621
CCO Holdings LLC and CCO Holdings Capital Corp. 5.125% 2027[4]	8,000	7,615
CCO Holdings LLC and CCO Holdings Capital Corp. 3.75% 2028	5,990	5,512
CCO Holdings LLC and CCO Holdings Capital Corp. 4.20% 2028	27,180	26,051
CCO Holdings LLC and CCO Holdings Capital Corp. 6.484% 2045	6,850	7,533
CCO Holdings LLC and CCO Holdings Capital Corp. 5.375% 2047	12,380	11,998
Comcast Corp. 3.30% 2027	7,775	7,530
Comcast Corp. 3.15% 2028	8,250	7,882
Comcast Corp. 4.00% 2047	4,230	3,997
Comcast Corp. 4.00% 2048	1,580	1,501
Cumulus Media Inc. 7.75% 2019	2,445	397
Cumulus Media Inc., Term Loan B, (3-month USD-LIBOR + 3.25%) 4.90% 2020[5,8,11]	2,865	2,453
Daimler AG 2.70% 2020[4]	3,500	3,461
DaimlerChrysler North America Holding Corp. 2.375% 2018[4]	7,700	7,696
DaimlerChrysler North America Holding Corp. 1.50% 2019[4]	18,000	17,698
DaimlerChrysler North America Holding Corp. 2.25% 2020[4]	2,315	2,279
DaimlerChrysler North America Holding Corp. 2.00% 2021[4]	13,600	13,101
DaimlerChrysler North America Holding Corp. 2.30% 2021[4]	2,000	1,951
DaimlerChrysler North America Holding Corp. 2.875% 2021[4]	14,100	13,958
DaimlerChrysler North America Holding Corp. 3.00% 2021[4]	7,500	7,459
DaimlerChrysler North America Holding Corp. 3.30% 2025[4]	1,500	1,477
The Bond Fund of America — Page 11 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
DaimlerChrysler North America Holding Corp. 8.50% 2031	$3,000	$4,370
Discovery Communications, Inc. 2.20% 2019	11,520	11,405
Discovery Communications, Inc. 2.95% 2023	5,580	5,381
Discovery Communications, Inc. 3.95% 2028	9,450	9,083
DISH DBS Corp. 4.25% 2018	1,200	1,200
Dollar General Corp. 1.875% 2018	1,817	1,816
Ford Motor Co. 4.346% 2026	15,250	15,084
Ford Motor Co. 4.75% 2043	2,500	2,284
Ford Motor Co. 5.291% 2046	32,490	31,836
Ford Motor Credit Co. 2.262% 2019	18,000	17,882
Ford Motor Credit Co. 2.375% 2019	22,325	22,208
Ford Motor Credit Co. 2.597% 2019	21,820	21,652
Ford Motor Credit Co. 2.343% 2020	52,320	50,971
Ford Motor Credit Co. 2.681% 2020	11,150	11,060
Ford Motor Credit Co. 3.157% 2020	20,500	20,401
Ford Motor Credit Co. 3.336% 2021	4,500	4,475
Ford Motor Credit Co. 4.375% 2023	14,367	14,581
Ford Motor Credit Co. 3.81% 2024	14,000	13,738
Ford Motor Credit Co. 3.815% 2027	13,206	12,431
General Motors Co. 4.875% 2023	20,000	20,888
General Motors Co. 5.00% 2035	2,000	1,985
General Motors Co. 6.75% 2046	1,000	1,163
General Motors Co. 5.40% 2048	15,950	15,966
General Motors Financial Co. 2.40% 2019	21,800	21,695
General Motors Financial Co. 3.10% 2019	6,000	6,007
General Motors Financial Co. 3.50% 2019	3,715	3,740
General Motors Financial Co. 2.45% 2020	13,500	13,206
General Motors Financial Co. 3.70% 2020	13,435	13,567
General Motors Financial Co. 3.20% 2021	13,200	13,093
General Motors Financial Co. 4.20% 2021	4,500	4,589
General Motors Financial Co. 3.15% 2022	21,800	21,355
General Motors Financial Co. 3.45% 2022	14,955	14,842
General Motors Financial Co. 3.25% 2023	17,000	16,609
General Motors Financial Co. 3.70% 2023	14,500	14,406
General Motors Financial Co. 3.50% 2024	20,885	20,183
General Motors Financial Co. 3.95% 2024	10,000	9,924
General Motors Financial Co. 4.00% 2026	2,000	1,943
Grupo Televisa, SAB 6.625% 2040	5,200	5,995
Grupo Televisa, SAB 7.25% 2043	MXN25,290	1,060
Home Depot, Inc. 2.80% 2027	$12,800	12,119
Home Depot, Inc. 3.90% 2047	3,000	2,987
Hyundai Capital America 2.00% 2019[4]	7,605	7,500
Hyundai Capital America 2.55% 2020[4]	11,830	11,650
Hyundai Capital America 2.75% 2020[4]	10,906	10,746
Hyundai Capital America 3.00% 2020[4]	2,000	1,982
Hyundai Capital America 2.45% 2021[4]	18,000	17,520
Hyundai Capital America 3.45% 2021[4]	33,735	33,760
Hyundai Capital America 3.10% 2022[4]	13,890	13,647
Hyundai Capital America 3.25% 2022[4]	35,725	35,110
Hyundai Capital Services Inc. 1.625% 2019[4]	6,150	6,015
Hyundai Capital Services Inc. 3.75% 2023[4]	4,900	4,868
Limited Brands, Inc. 5.25% 2028	16,000	15,100
Live Nation Entertainment, Inc. 5.625% 2026[4]	4,595	4,664
McDonald’s Corp. 2.625% 2022	8,270	8,146
The Bond Fund of America — Page 12 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer discretionary (continued)	Principal amount (000)	Value (000)
McDonald’s Corp. 3.35% 2023	$875	$881
McDonald’s Corp. 3.50% 2027	1,250	1,238
McDonald’s Corp. 3.80% 2028	5,635	5,714
McDonald’s Corp. 4.875% 2045	8,050	8,758
McDonald’s Corp. 4.45% 2047	17,695	18,343
Meritage Homes Corp. 6.00% 2025[4]	10,000	10,302
NBC Universal Enterprise, Inc. (3-month USD-LIBOR + 0.685%) 2.405% 2018[4,5]	8,000	8,001
NBC Universal Enterprise, Inc. 5.25% 2049[4]	21,755	22,625
Neiman Marcus Group LTD Inc. 9.50% 2021 (100% PIK)[4,10]	6,000	3,855
Newell Rubbermaid Inc. 3.15% 2021	8,399	8,326
Newell Rubbermaid Inc. 3.85% 2023	6,820	6,812
Nissan Motor Co., Ltd. 2.60% 2022[4]	15,570	15,098
Petsmart, Inc. 7.125% 2023[4]	4,900	2,805
Petsmart, Inc. 5.875% 2025[4]	3,975	2,892
Petsmart, Inc. 8.875% 2025[4]	2,650	1,524
RCI Banque 3.50% 2018[4]	5,000	5,000
S.A.C.I. Falabella 3.75% 2027[4]	8,295	7,886
Sirius XM Radio Inc. 5.00% 2027[4]	10,500	9,923
Starbucks Corp. 2.20% 2020	610	602
Starbucks Corp. 3.10% 2023	37,570	37,667
Starbucks Corp. 4.30% 2045	1,750	1,830
Starbucks Corp. 3.75% 2047	1,250	1,207
Thomson Reuters Corp. 4.30% 2023	9,425	9,654
Thomson Reuters Corp. 5.65% 2043	1,905	2,182
Time Warner Cable Inc. 6.75% 2018	11,650	11,760
Toyota Motor Credit Corp. 2.15% 2020	13,500	13,341
Toyota Motor Credit Corp. 2.15% 2022	2,000	1,925
Toyota Motor Credit Corp. 2.60% 2022	9,860	9,744
Toyota Motor Credit Corp. 2.70% 2023	5,300	5,202
Toyota Motor Credit Corp. 3.20% 2027	1,330	1,311
Toyota Motor Credit Corp. 3.05% 2028	2,589	2,509
Volkswagen Group of America Finance, LLC 1.65% 2018[4]	10,500	10,486
Volkswagen International Finance NV 2.125% 2018[4]	1,500	1,495
WPP Finance 2010 3.75% 2024	3,000	2,954
		1,287,171
Consumer staples 3.32%
Altria Group, Inc. 2.625% 2020	15,195	15,108
Altria Group, Inc. 2.95% 2023	6,500	6,364
Altria Group, Inc. 4.00% 2024	3,600	3,680
Altria Group, Inc. 2.625% 2026	1,100	1,015
Altria Group, Inc. 4.50% 2043	3,500	3,550
Altria Group, Inc. 5.375% 2044	3,105	3,569
Altria Group, Inc. 3.875% 2046	24,595	22,971
Anheuser-Busch InBev NV 2.65% 2021	2,875	2,854
Anheuser-Busch InBev NV 3.50% 2024	7,475	7,530
Anheuser-Busch InBev NV 3.65% 2026	19,575	19,480
Anheuser-Busch InBev NV 4.00% 2028	24,193	24,506
Anheuser-Busch InBev NV 4.90% 2046	10,550	11,403
Anheuser-Busch InBev NV 4.60% 2048	27,051	28,000
B&G Foods, Inc. 5.25% 2025	1,350	1,261
BJ’s Wholesale Club, Term Loan, (3-month USD-LIBOR + 7.50%) 9.191% 2025[5,8,11]	2,375	2,389
British American Tobacco International Finance PLC 2.75% 2020[4]	6,200	6,150
British American Tobacco International Finance PLC 3.50% 2022[4]	4,495	4,484
The Bond Fund of America — Page 13 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
British American Tobacco International Finance PLC 3.95% 2025[4]	$6,200	$6,228
British American Tobacco PLC 2.297% 2020[4]	1,500	1,471
British American Tobacco PLC 2.764% 2022[4]	26,005	25,171
British American Tobacco PLC 3.222% 2024[4]	51,000	49,219
British American Tobacco PLC 3.557% 2027[4]	89,430	85,694
British American Tobacco PLC 4.39% 2037[4]	10,000	9,954
British American Tobacco PLC 4.54% 2047[4]	30,300	30,041
Church & Dwight Co., Inc. 3.15% 2027	7,000	6,626
Church & Dwight Co., Inc. 3.95% 2047	6,510	6,106
Coca-Cola Co. 2.20% 2022	9,250	8,984
Colgate-Palmolive Co. 2.25% 2022	11,750	11,367
Constellation Brands, Inc. 2.25% 2020	25,500	24,963
Constellation Brands, Inc. 2.65% 2022	27,770	26,855
Constellation Brands, Inc. 2.70% 2022	2,325	2,257
Constellation Brands, Inc. 3.20% 2023	28,327	27,804
Constellation Brands, Inc. 3.50% 2027	3,000	2,890
Constellation Brands, Inc. 3.60% 2028	1,650	1,594
Constellation Brands, Inc. 4.50% 2047	300	298
Constellation Brands, Inc. 4.10% 2048	9,000	8,381
Costco Wholesale Corp. 2.15% 2021	3,500	3,439
Costco Wholesale Corp. 2.30% 2022	3,500	3,414
Costco Wholesale Corp. 2.75% 2024	17,280	16,860
Costco Wholesale Corp. 3.00% 2027	6,700	6,481
CVS Health Corp. 1.90% 2018	5,150	5,140
CVS Health Corp. 3.35% 2021	26,310	26,467
CVS Health Corp. 3.70% 2023	98,465	98,876
CVS Health Corp. 4.10% 2025	49,500	49,881
CVS Health Corp. 4.30% 2028	66,710	67,255
CVS Health Corp. 4.78% 2038	34,740	35,263
CVS Health Corp. 5.05% 2048	82,860	87,315
Herbalife Ltd., Term Loan, (3-month USD-LIBOR + 5.50%) 7.377% 2023[5,8,11]	18,523	18,743
Imperial Tobacco Finance PLC 3.50% 2023[4]	2,673	2,645
Kraft Heinz Co. 3.50% 2022	25	25
Molson Coors Brewing Co. 1.45% 2019	3,955	3,883
Molson Coors Brewing Co. 1.90% 2019	10,995	10,890
Molson Coors Brewing Co. 2.25% 2020	9,425	9,292
Molson Coors Brewing Co. 2.10% 2021	9,405	9,030
Molson Coors Brewing Co. 3.00% 2026	7,025	6,501
Molson Coors Brewing Co. 4.20% 2046	6,110	5,788
Mondelez International, Inc. 1.625% 2019[4]	21,400	20,965
Pernod Ricard SA 4.45% 2022[4]	16,825	17,478
Philip Morris International Inc. 2.375% 2022	15,275	14,719
Philip Morris International Inc. 2.50% 2022	22,000	21,258
Philip Morris International Inc. 2.625% 2022	4,435	4,347
Philip Morris International Inc. 3.125% 2028	2,000	1,921
Philip Morris International Inc. 4.25% 2044	14,675	14,725
Post Holdings, Inc. 5.625% 2028[4]	5,370	5,149
Procter & Gamble Co. 1.75% 2019	22,375	22,131
Procter & Gamble Co. 3.50% 2047	8,000	7,637
Reckitt Benckiser Group PLC 2.375% 2022[4]	10,935	10,501
Reckitt Benckiser Group PLC 2.75% 2024[4]	19,010	18,133
Reynolds American Inc. 2.30% 2018	1,985	1,984
Reynolds American Inc. 3.25% 2020	12,135	12,141
Reynolds American Inc. 3.25% 2022	19,360	19,123
The Bond Fund of America — Page 14 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Consumer staples (continued)	Principal amount (000)	Value (000)
Reynolds American Inc. 4.00% 2022	$4,140	$4,214
Reynolds American Inc. 4.85% 2023	3,750	3,961
Reynolds American Inc. 4.45% 2025	19,995	20,588
Reynolds American Inc. 4.75% 2042	2,500	2,449
Reynolds American Inc. 5.85% 2045	7,695	9,020
Wal-Mart Stores, Inc. 1.75% 2019	22,500	22,261
Wal-Mart Stores, Inc. 2.35% 2022	4,000	3,895
WM. Wrigley Jr. Co. 3.375% 2020[4]	41,250	41,608
WM. Wrigley Jr. Co. 2.90% 2019[4]	2,800	2,802
		1,270,415
Utilities 3.00%
Abu Dhabi National Energy Co. PJSC (TAQA) 5.875% 2021[4]	1,055	1,138
Abu Dhabi National Energy Co. PJSC (TAQA) 3.625% 2023[4]	2,110	2,090
Alliant Energy Corporation 3.25% 2024	7,500	7,394
American Electric Power Co., Inc. 3.20% 2027	19,438	18,548
Berkshire Hathaway Energy Co. 2.40% 2020	6,964	6,909
Berkshire Hathaway Energy Co. 2.80% 2023[4]	10,150	9,950
Cemig Geracao e Transmissao SA 9.25% 2024[4]	885	954
Centerpoint Energy, Inc., 2.50% 2022	9,875	9,577
Cleveland Electric Illuminating Co. 8.875% 2018	12,864	13,334
CMS Energy Corp. 6.25% 2020	21	22
CMS Energy Corp. 3.60% 2025	431	427
CMS Energy Corp. 3.00% 2026	14,870	14,269
CMS Energy Corp. 3.45% 2027	3,736	3,629
Colbun SA 4.50% 2024	7,500	7,697
Colbun SA 4.50% 2024[4]	1,200	1,232
Colbun SA 3.95% 2027[4]	12,725	12,306
Comision Federal de Electricidad 4.875% 2024[4]	2,500	2,578
Comision Federal de Electricidad 4.75% 2027[4]	370	372
Commonwealth Edison Company 4.00% 2048	8,025	8,071
Dominion Resources, Inc. 1.875% 2018[4]	8,700	8,642
Dominion Resources, Inc. 1.60% 2019	3,210	3,156
Dominion Resources, Inc. 2.962% 2019	1,500	1,498
Dominion Resources, Inc. 2.579% 2020	28,800	28,448
Duke Energy Carolinas, Inc. 2.50% 2023	6,742	6,558
Duke Energy Corp. 1.80% 2021	4,875	4,643
Duke Energy Corp. 3.95% 2023	821	838
Duke Energy Corp. 2.65% 2026	16,746	15,302
Duke Energy Corp. 3.15% 2027	9,455	8,912
Duke Energy Corp. 3.75% 2046	1,153	1,048
E.ON International Finance BV 5.80% 2018[4]	15,000	15,034
Edison International 2.40% 2022	1,200	1,145
EDP Finance BV 4.125% 2020[4]	22,061	22,418
EDP Finance BV 5.25% 2021[4]	3,500	3,671
EDP Finance BV 3.625% 2024[4]	49,650	48,951
Electricité de France SA 3.625% 2025[4]	1,000	1,001
Electricité de France SA 4.875% 2044[4]	1,250	1,347
Electricité de France SA 4.95% 2045[4]	750	819
Electricité de France SA 5.25% 2049[4]	4,750	4,777
Electricité de France SA 6.00% 2114	£300	583
Emera Inc. 6.75% 2076	$14,254	15,466
Emera US Finance LP 2.15% 2019	7,135	7,052
Emera US Finance LP 2.70% 2021	3,950	3,862
The Bond Fund of America — Page 15 of 45

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Emera US Finance LP 3.55% 2026	$4,945	$4,728
Emera US Finance LP 4.75% 2046	15,500	15,589
Empresa Nacional de Electricidad SA 4.25% 2024	1,500	1,524
Enel Finance International SA 2.875% 2022[4]	7,050	6,885
Enel Finance International SA 2.75% 2023[4]	46,450	44,922
Enel Finance International SA 3.50% 2028[4]	17,800	16,683
Enel Finance International SA 6.00% 2039[4]	2,210	2,600
Enel Società per Azioni 8.75% 2073[4]	9,500	11,293
Entergy Corp. 2.95% 2026	6,131	5,713
Entergy Louisiana, LLC 3.30% 2022	668	665
Exelon Corp. 3.497% 2022	34,950	34,637
Exelon Corp. 3.95% 2025	528	530
FirstEnergy Corp. 2.85% 2022	15,381	14,929
FirstEnergy Corp. 3.90% 2027	72,944	71,726
FirstEnergy Corp. 3.50% 2028[4]	9,645	9,233
FirstEnergy Corp. 7.375% 2031	12,491	16,455
FirstEnergy Corp. 4.85% 2047	29,505	31,103
FirstEnergy Corp., Series B, 4.25% 2023	29,363	30,092
Great Plains Energy Inc. 3.65% 2025	1,101	1,105
Great Plains Energy Inc. 4.20% 2047	6,850	6,872
Great Plains Energy Inc. 4.20% 2048	11,205	11,566
Iberdrola Finance Ireland 5.00% 2019[4]	3,000	3,084
IPALCO Enterprises, Inc. 3.70% 2024	1,325	1,298
Israel Electric Corp. Ltd. 8.10% 2096[4]	6,250	7,895
MidAmerican Energy Co. 3.65% 2048	1,500	1,443
MidAmerican Energy Holdings Co. 5.75% 2018	15,700	15,700
Mississippi Power Co. 5.55% 2019	4,300	4,372
Mississippi Power Co. 3.95% 2028	8,550	8,615
Mississippi Power Co. 4.25% 2042	20,226	19,834
National Grid Plc 3.15% 2027[4]	1,105	1,059
National Rural Utilities Cooperative Finance Corp. 10.375% 2018	17,685	18,475
Nevada Power Co., General and Refunding Mortgage Notes, Series V, 7.125% 2019	4,850	5,043
New York State Electric & Gas Corp. 3.25% 2026[4]	2,000	1,950
Niagara Mohawk Power Corp. 3.508% 2024[4]	2,050	2,056
Niagara Mohawk Power Corp. 4.278% 2034[4]	3,000	3,127
NiSource Finance Corp. 2.65% 2022	2,875	2,784
NV Energy, Inc. 6.25% 2020	11,400	12,309
Pacific Gas and Electric Co. 2.45% 2022	2,618	2,503
Pacific Gas and Electric Co. 3.25% 2023	15,740	15,502
Pacific Gas and Electric Co. 3.85% 2023	5,000	5,095
Pacific Gas and Electric Co. 3.40% 2024	4,356	4,277
Pacific Gas and Electric Co. 3.75% 2024	2,623	2,628
Pacific Gas and Electric Co. 3.50% 2025	3,983	3,891
Pacific Gas and Electric Co. 2.95% 2026	8,179	7,650
Pacific Gas and Electric Co. 3.30% 2027[4]	25,275	23,950
Pacific Gas and Electric Co. 3.30% 2027	5,778	5,494
Pacific Gas and Electric Co. 3.95% 2047[4]	2,375	2,204
Pennsylvania Electric Co. 3.25% 2028[4]	12,415	11,701
PG&E Corp. 2.40% 2019	4,945	4,914
Progress Energy, Inc. 7.05% 2019	3,100	3,218
Progress Energy, Inc. 7.00% 2031	4,000	5,209
Progress Energy, Inc. 7.75% 2031	845	1,152
Public Service Co. of Colorado 5.80% 2018	9,606	9,713
Public Service Co. of Colorado 5.125% 2019	900	925
The Bond Fund of America — Page 16 of 45

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Utilities (continued)	Principal amount (000)	Value (000)
Public Service Enterprise Group Inc. 1.60% 2019	$9,650	$9,431
Public Service Enterprise Group Inc. 1.90% 2021	2,035	1,973
Public Service Enterprise Group Inc. 2.00% 2021	19,325	18,441
Public Service Enterprise Group Inc. 2.65% 2022	37,750	36,720
Puget Energy, Inc. 6.50% 2020	10,821	11,678
Puget Energy, Inc. 6.00% 2021	8,500	9,226
Puget Energy, Inc. 5.625% 2022	21,391	23,007
SCANA Corp. 6.25% 2020	5,875	6,120
SCANA Corp. 4.75% 2021	10,165	10,323
SCANA Corp. 4.125% 2022	27,991	27,817
South Carolina Electric & Gas Co. 5.30% 2033	2,576	2,861
South Carolina Electric & Gas Co. 5.45% 2041	14,980	16,924
South Carolina Electric & Gas Co. 4.35% 2042	1,126	1,124
South Carolina Electric & Gas Co. 4.10% 2046	2,350	2,262
Southern California Edison Co. 1.845% 2022[8]	6,671	6,572
Southern California Edison Co. 4.125% 2048	5,080	5,192
State Grid Overseas Investment Ltd. 3.50% 2027[4]	7,025	6,777
Tampa Electric Co. 2.60% 2022	1,200	1,168
Teco Finance, Inc. 5.15% 2020	13,042	13,508
The Connecticut Light and Power Co. 4.00% 2048	5,000	5,116
Virginia Electric and Power Co. 3.50% 2027	3,975	3,930
Virginia Electric and Power Co. 3.80% 2028	20,850	21,138
Xcel Energy Inc. 4.70% 2020	15,460	15,890
Xcel Energy Inc. 3.30% 2025	3,094	3,040
Xcel Energy Inc. 3.35% 2026	2,052	1,994
		1,145,820
Information technology 1.14%
Analog Devices, Inc. 2.50% 2021	1,090	1,062
Analog Devices, Inc. 3.125% 2023	7,385	7,239
Analog Devices, Inc. 3.50% 2026	6,350	6,198
Apple Inc. 1.55% 2021	16,675	15,985
Apple Inc. 2.25% 2021	13,250	13,054
Apple Inc. 2.90% 2027	16,200	15,429
Apple Inc. 3.00% 2027	3,000	2,875
Apple Inc. 3.20% 2027	1,025	1,002
Apple Inc. 3.35% 2027	8,085	7,991
Apple Inc. 3.75% 2047	250	242
Apple Inc. 4.25% 2047	5,000	5,207
Blackboard Inc., Term Loan B4, (3-month USD-LIBOR + 5.00%) 6.734% 2021[5,8,11]	6,184	5,795
BMC Software, Inc. 8.125% 2021[4]	8,050	8,080
Broadcom Ltd. 3.00% 2022	73,000	71,675
Broadcom Ltd. 2.65% 2023	16,500	15,722
Broadcom Ltd. 3.625% 2024	42,625	41,969
Broadcom Ltd. 3.875% 2027	49,930	48,605
Broadcom Ltd. 3.50% 2028	11,275	10,612
CCC Information Services Inc., Term Loan, (3-month USD-LIBOR + 6.75%) 8.627% 2025[5,8,11]	1,225	1,250
Kronos Inc., Term Loan B, (3-month USD-LIBOR + 8.25%) 10.023% 2024[5,8,11]	1,475	1,533
McAfee, LLC, Term Loan, (3-month USD-LIBOR + 4.50%) 6.377% 2024[5,8,11]	2,811	2,842
Microsoft Corp. 1.55% 2021	25,245	24,248
Microsoft Corp. 2.40% 2022	27,065	26,615
Microsoft Corp. 3.30% 2027	1,030	1,023
Microsoft Corp. 3.70% 2046	1,250	1,234
Microsoft Corp. 4.25% 2047	2,125	2,288
The Bond Fund of America — Page 17 of 45

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Information technology (continued)	Principal amount (000)	Value (000)
Oracle Corp. 1.90% 2021	$18,000	$17,383
Oracle Corp. 2.80% 2021	5,600	5,586
Oracle Corp. 2.625% 2023	5,325	5,207
Oracle Corp. 3.25% 2027	22,375	21,837
Oracle Corp. 4.00% 2046	4,200	4,162
Oracle Corp. 4.00% 2047	750	742
Tencent Holdings Ltd. 2.985% 2023[4]	16,000	15,598
Tencent Holdings Ltd. 3.595% 2028[4]	10,000	9,583
Unisys Corp. 10.75% 2022[4]	3,325	3,753
Visa Inc. 2.15% 2022	4,535	4,371
VMware, Inc. 2.95% 2022	7,000	6,713
		434,710
Real estate 1.03%
Alexandria Real Estate Equities, Inc. 2.75% 2020	4,815	4,794
Alexandria Real Estate Equities, Inc. 3.90% 2023	7,250	7,336
Alexandria Real Estate Equities, Inc. 3.95% 2028	970	949
Alexandria Real Estate Equities, Inc. 4.50% 2029	755	766
American Campus Communities, Inc. 3.35% 2020	12,170	12,190
American Campus Communities, Inc. 3.75% 2023	15,060	15,068
American Campus Communities, Inc. 4.125% 2024	11,740	11,791
American Campus Communities, Inc. 3.625% 2027	19,765	18,827
American Tower Corp. 3.40% 2019	18,075	18,142
Brandywine Operating Partnership, LP 3.95% 2023	100	101
DCT Industrial Trust Inc. 4.50% 2023	10,282	10,574
EPR Properties 4.75% 2026	7,630	7,647
Essex Portfolio LP 3.625% 2022	4,370	4,401
Essex Portfolio LP 3.25% 2023	4,935	4,862
Essex Portfolio LP 3.875% 2024	5,500	5,538
Essex Portfolio LP 3.50% 2025	4,800	4,707
Hospitality Properties Trust 4.25% 2021	19,750	20,108
Hospitality Properties Trust 5.00% 2022	10,800	11,230
Hospitality Properties Trust 4.50% 2023	9,680	9,897
Hospitality Properties Trust 3.95% 2028	2,390	2,244
Howard Hughes Corp. 5.375% 2025[4]	13,510	13,375
Iron Mountain Inc. 4.875% 2027[4]	2,410	2,247
Iron Mountain Inc. 5.25% 2028[4]	10,840	10,257
iStar Inc. 4.625% 2020	4,760	4,778
Kimco Realty Corp. 6.875% 2019	4,000	4,229
Kimco Realty Corp. 3.40% 2022	14,595	14,606
Kimco Realty Corp. 3.125% 2023	3,175	3,097
Kimco Realty Corp. 2.70% 2024	16,980	15,996
Kimco Realty Corp. 3.30% 2025	5,000	4,816
Omega Healthcare Investors, Inc. 4.375% 2023	2,100	2,101
Piedmont Operating Partnership LP 3.40% 2023	2,800	2,736
Piedmont Operating Partnership LP 4.45% 2024	3,000	3,054
Public Storage 3.094% 2027	3,790	3,642
Scentre Group 2.375% 2019[4]	810	802
Scentre Group 2.375% 2021[4]	11,410	11,110
Scentre Group 3.25% 2025[4]	10,655	10,232
Scentre Group 3.50% 2025[4]	5,750	5,677
Scentre Group 3.75% 2027[4]	5,500	5,424
Simon Property Group, LP 2.35% 2022	5,450	5,300
Simon Property Group, LP 2.75% 2023	6,000	5,819
The Bond Fund of America — Page 18 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Real estate (continued)	Principal amount (000)	Value (000)
Simon Property Group, LP 3.375% 2027	$10,000	$9,600
UDR, Inc. 3.50% 2028	2,905	2,781
WEA Finance LLC 2.70% 2019[4]	9,025	8,984
WEA Finance LLC 3.25% 2020[4]	37,665	37,726
WEA Finance LLC 3.75% 2024[4]	2,380	2,385
Westfield Corp. Ltd. 3.15% 2022[4]	32,440	32,101
		394,047
Telecommunication services 1.03%
América Móvil, SAB de CV 8.46% 2036	MXN27,000	1,363
AT&T Inc. 3.40% 2024	$20,310	20,431
AT&T Inc. 3.40% 2025	47,140	45,468
AT&T Inc. 3.90% 2027	24,893	25,095
AT&T Inc. 4.90% 2037	33,484	33,835
AT&T Inc. 4.35% 2045	4,675	4,281
AT&T Inc. 5.15% 2050	62,764	63,533
British Telecommunications PLC 9.125% 2030	1,800	2,634
CenturyLink, Inc. 7.50% 2024	17,025	17,195
Deutsche Telekom International Finance BV 1.50% 2019[4]	18,900	18,551
Deutsche Telekom International Finance BV 1.95% 2021[4]	28,130	26,986
Deutsche Telekom International Finance BV 2.82% 2022[4]	25,141	24,712
Deutsche Telekom International Finance BV 2.485% 2023[4]	4,325	4,089
Deutsche Telekom International Finance BV 3.60% 2027[4]	3,588	3,527
Digicel Group Ltd. 6.00% 2021[4]	2,040	1,923
France Télécom 9.00% 2031	2,300	3,371
Frontier Communications Corp. 11.00% 2025	2,500	1,886
Inmarsat PLC 6.50% 2024[4]	8,500	8,649
Ligado Networks, Term Loan, (3-month USD-LIBOR + 8.75%) 10.27% 2020 (100% PIK)[5,8,10,11]	1,871	1,681
Orange SA 2.75% 2019	3,230	3,230
SoftBank Group Corp. 3.36% 2023[4,8]	19,294	19,221
Verizon Communications Inc. 4.50% 2033	40,150	40,718
Verizon Communications Inc. 4.125% 2046	9,800	8,839
Verizon Communications Inc. 4.862% 2046	3,276	3,313
Verizon Communications Inc. 4.522% 2048	3,200	3,090
Zayo Group Holdings, Inc. 5.75% 2027[4]	4,700	4,600
		392,221
Industrials 0.89%
3M Co. 2.25% 2023	25,382	24,646
ABB Finance (USA) Inc. 2.875% 2022	1,000	990
Airbus Group SE 2.70% 2023[4]	885	866
ARAMARK Corp. 5.00% 2028[4]	3,750	3,680
Beacon Roofing Supply, Inc. 4.875% 2025[4]	11,000	10,532
Bohai Financial Investment Holding Co., Ltd. 4.50% 2023[4]	2,000	1,900
Bohai Financial Investment Holding Co., Ltd. 5.50% 2024[4]	6,952	6,761
Canadian National Railway Co. 3.20% 2046	1,480	1,337
Canadian National Railway Co. 3.65% 2048	1,265	1,227
Continental Airlines, Inc., Series 2000-2, Class B, 8.307% 2019[8]	35	35
Continental Airlines, Inc., Series 1999-1, Class A, 6.545% 2020[8]	2,120	2,171
Continental Airlines, Inc., Series 1999-1, Class B, 6.795% 2020[8]	171	172
Continental Airlines, Inc., Series 1999-2, Class A1, 7.256% 2021[8]	73	75
Continental Airlines, Inc., Series 2001-1, Class A1, 6.703% 2022[8]	1,425	1,542
Continental Airlines, Inc., Series 2000-2, Class A1, 7.707% 2022[8]	3,645	3,911
Continental Airlines, Inc., Series 2000-1, Class A1, 8.048% 2022[8]	4,279	4,506
The Bond Fund of America — Page 19 of 45

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Bonds, notes & other debt instruments Corporate bonds & notes (continued) Industrials (continued)	Principal amount (000)	Value (000)
Corporate Risk Holdings LLC 9.50% 2019[4]	$3,315	$3,472
Corporate Risk Holdings LLC 13.50% 2020 (100% PIK)[4,6,7,10]	1,107	1,184
CSX Corp. 3.80% 2028	29,060	29,013
CSX Corp. 4.30% 2048	6,500	6,479
Delta Air Lines, Inc., Series 2002-1, Class G-1, MBIA insured, 6.718% 2024[8]	1,014	1,099
ENA Norte Trust 4.95% 2028[4,8]	2,522	2,592
ERAC USA Finance Co. 2.70% 2023[4]	10,650	10,237
Euramax International, Inc. 12.00% 2020[4]	2,075	2,205
Fortive Corp. 2.35% 2021	3,550	3,453
General Electric Capital Corp., Series A, 6.00% 2019	3,007	3,118
Hardwoods Acquisition Inc. 7.50% 2021[4]	5,780	5,289
Harris Corp. 2.70% 2020	3,010	2,985
Harris Corp. 3.832% 2025	1,890	1,903
Lima Metro Line Finance Ltd. 5.875% 2034[4,8]	3,167	3,282
Lockheed Martin Corp. 1.85% 2018	1,100	1,096
Lockheed Martin Corp. 2.50% 2020	2,705	2,681
Lockheed Martin Corp. 4.50% 2036	715	760
Lockheed Martin Corp. 4.70% 2046	5,435	5,911
Mexican Government 5.50% 2047[4]	2,200	2,018
Northrop Grumman Corp. 2.55% 2022	8,955	8,685
Northrop Grumman Corp. 2.93% 2025	15,040	14,435
Northrop Grumman Corp. 3.25% 2028	12,570	12,015
Northrop Grumman Corp. 4.03% 2047	4,760	4,580
Pisces Parent, LLC 8.00% 2026[4]	7,290	7,290
Red de Carreteras de Occidente 9.00% 2028[8]	MXN61,570	3,281
Republic Services, Inc. 3.375% 2027	$14,760	14,271
Rockwell Collins, Inc. 2.80% 2022	8,510	8,301
Rockwell Collins, Inc. 3.20% 2024	9,105	8,858
Roper Technologies, Inc. 2.80% 2021	860	846
Roper Technologies, Inc. 3.80% 2026	2,080	2,074
Siemens AG 1.70% 2021[4]	13,500	12,895
Siemens AG 2.70% 2022[4]	29,620	29,148
Siemens AG 2.90% 2022[4]	5,000	4,953
Siemens AG 2.35% 2026[4]	6,430	5,885
United Parcel Service, Inc., 2.50% 2023	23,000	22,294
United Technologies Corp. 2.30% 2022	15,000	14,453
United Technologies Corp. 3.125% 2027	12,000	11,339
		338,731
Materials 0.52%
Anglo American Capital PLC 3.625% 2024[4]	1,100	1,060
Ball Corp. 4.875% 2026	9,500	9,548
BHP Billiton Finance Ltd. 6.25% 2075[4]	5,940	6,270
CF Industries, Inc. 5.375% 2044	2,500	2,276
Chemours Co. 5.375% 2027	2,835	2,849
Chevron Phillips Chemical Company LLC 3.30% 2023[4]	7,410	7,441
Chevron Phillips Chemical Company LLC 3.70% 2028[4]	7,000	7,043
CRH America, Inc. 3.875% 2025[4]	2,000	2,014
CRH America, Inc. 5.125% 2045[4]	2,000	2,175
Dow Chemical Co. 4.125% 2021	2,500	2,573
Dow Chemical Co. 4.625% 2044	1,100	1,133
First Quantum Minerals Ltd. 7.25% 2022[4]	5,000	5,025
First Quantum Minerals Ltd. 6.50% 2024[4]	6,500	6,175
First Quantum Minerals Ltd. 7.50% 2025[4]	3,000	2,957
The Bond Fund of America — Page 20 of 45

unaudited
Bonds, notes & other debt instruments Corporate bonds & notes (continued) Materials (continued)	Principal amount (000)	Value (000)
First Quantum Minerals Ltd. 6.875% 2026[4]	$3,600	$3,429
Georgia-Pacific Corp. 5.40% 2020[4]	2,000	2,115
Hexion Inc. 10.375% 2022[4]	5,000	4,862
Holcim Ltd. 5.15% 2023[4]	3,315	3,493
LYB International Finance BV 3.50% 2027	2,250	2,162
LYB International Finance BV 4.875% 2044	400	418
LyondellBasell Industries NV 6.00% 2021	900	972
Mosaic Co. 3.25% 2022	6,250	6,124
Mosaic Co. 4.05% 2027	6,220	6,074
Nova Chemicals Corp. 5.25% 2027[4]	7,500	7,144
Olin Corp. 5.125% 2027	1,975	1,953
Platform Specialty Products Corp. 5.875% 2025[4]	13,100	12,822
Praxair, Inc. 2.25% 2020	8,339	8,211
Praxair, Inc. 3.00% 2021	1,500	1,503
Rio Tinto PLC 4.125% 2042	725	741
Sherwin-Williams Co. 2.75% 2022	9,585	9,342
Sherwin-Williams Co. 3.125% 2024	4,820	4,665
Sherwin-Williams Co. 3.45% 2027	31,060	29,745
Sherwin-Williams Co. 4.50% 2047	17,265	17,224
Tronox Ltd. 5.75% 2025[4]	1,325	1,292
Tronox Ltd. 6.50% 2026[4]	3,900	3,910
Vale SA 4.375% 2022	2,309	2,375
Vale SA 6.25% 2026	3,480	3,907
Vale SA 6.875% 2039	1,200	1,428
Warrior Met Coal, Inc. 8.00% 2024[4]	2,725	2,779
Westlake Chemical Corp. 4.375% 2047	1,465	1,418
Yara International ASA 7.875% 2019[4]	2,175	2,293
		200,940
Total corporate bonds & notes		12,049,918
Mortgage-backed obligations 17.97% Federal agency mortgage-backed obligations 17.21%
Fannie Mae 10.995% 2020[8]	2	2
Fannie Mae 5.00% 2023[8]	692	727
Fannie Mae 5.50% 2023[8]	3,575	3,729
Fannie Mae 6.00% 2023[8]	108	114
Fannie Mae 4.50% 2024[8]	2,317	2,408
Fannie Mae 4.50% 2025[8]	2,700	2,816
Fannie Mae 4.50% 2025[8]	1,630	1,700
Fannie Mae 4.50% 2025[8]	1,425	1,487
Fannie Mae 6.00% 2026[8]	2,067	2,298
Fannie Mae 5.50% 2027[8]	959	1,041
Fannie Mae 6.00% 2028[8]	283	315
Fannie Mae 3.00% 2032[8]	46,616	46,579
Fannie Mae 6.50% 2032[8]	52	52
Fannie Mae 3.50% 2033[8,12]	254,200	258,285
Fannie Mae 3.50% 2033[8,12]	125,000	127,199
Fannie Mae 3.00% 2036[8]	26,700	26,522
Fannie Mae 3.00% 2036[8]	3,170	3,149
Fannie Mae 4.00% 2036[8]	4,816	4,998
Fannie Mae 4.00% 2036[8]	3,100	3,216
Fannie Mae 4.00% 2036[8]	3,041	3,156
Fannie Mae 4.00% 2036[8]	3,036	3,150
The Bond Fund of America — Page 21 of 45

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2036[8]	$1,421	$1,475
Fannie Mae 7.00% 2036[8]	134	147
Fannie Mae 8.00% 2036[8]	185	202
Fannie Mae 3.00% 2037[8]	60,384	59,898
Fannie Mae 3.00% 2037[8]	34,549	34,319
Fannie Mae 4.00% 2037[8]	24,466	25,390
Fannie Mae 6.00% 2037[8]	292	310
Fannie Mae 6.00% 2037[8]	152	158
Fannie Mae 6.50% 2037[8]	962	1,074
Fannie Mae 6.50% 2037[8]	508	571
Fannie Mae 6.50% 2037[8]	481	527
Fannie Mae 7.00% 2037[8]	291	321
Fannie Mae 7.00% 2037[8]	294	315
Fannie Mae 7.00% 2037[8]	163	173
Fannie Mae 7.00% 2037[8]	112	123
Fannie Mae 7.00% 2037[8]	93	96
Fannie Mae 7.00% 2037[8]	63	69
Fannie Mae 7.50% 2037[8]	120	126
Fannie Mae 7.50% 2037[8]	111	116
Fannie Mae 7.50% 2037[8]	77	89
Fannie Mae 7.50% 2037[8]	70	79
Fannie Mae 7.50% 2037[8]	62	63
Fannie Mae 7.50% 2037[8]	25	27
Fannie Mae 5.50% 2038[8]	15	17
Fannie Mae 6.00% 2038[8]	308	344
Fannie Mae 6.50% 2038[8]	25,451	29,105
Fannie Mae 4.50% 2039[8]	8,430	8,915
Fannie Mae 5.00% 2039[8]	7,366	7,984
Fannie Mae 5.50% 2039[8]	6,162	6,734
Fannie Mae 4.00% 2040[8]	6,466	6,684
Fannie Mae 4.00% 2040[8]	6,276	6,487
Fannie Mae 4.00% 2040[8]	4,349	4,496
Fannie Mae 4.00% 2040[8]	1,239	1,281
Fannie Mae 4.00% 2040[8]	1,078	1,115
Fannie Mae 4.00% 2040[8]	341	352
Fannie Mae 4.50% 2040[8]	1,848	1,956
Fannie Mae 5.00% 2040[8]	789	855
Fannie Mae 5.50% 2040[8]	2,243	2,442
Fannie Mae 4.00% 2041[8]	1,814	1,867
Fannie Mae 4.00% 2041[8]	1,741	1,801
Fannie Mae 4.00% 2041[8]	1,463	1,513
Fannie Mae 4.00% 2041[8]	1,042	1,078
Fannie Mae 4.00% 2041[8]	930	963
Fannie Mae 4.00% 2041[8]	483	499
Fannie Mae 4.50% 2041[8]	2,015	2,132
Fannie Mae 5.00% 2041[8]	4,618	4,955
Fannie Mae 5.00% 2041[8]	3,350	3,643
Fannie Mae 5.00% 2041[8]	2,241	2,437
Fannie Mae 5.00% 2041[8]	1,759	1,916
Fannie Mae 5.00% 2041[8]	1,350	1,471
Fannie Mae 4.00% 2042[8]	10,034	10,372
Fannie Mae 4.00% 2042[8]	9,806	10,144
Fannie Mae 4.00% 2042[8]	8,464	8,757
Fannie Mae 4.00% 2042[8]	2,851	2,950
The Bond Fund of America — Page 22 of 45

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.00% 2042[8]	$734	$759
Fannie Mae 4.00% 2043[8]	25,183	26,032
Fannie Mae 4.00% 2043[8]	8,357	8,639
Fannie Mae 4.00% 2043[8]	5,166	5,328
Fannie Mae 3.50% 2044[8]	40,994	41,349
Fannie Mae 4.00% 2044[8]	1,055	1,085
Fannie Mae 3.50% 2045[8]	14,244	14,297
Fannie Mae 4.00% 2045[8]	56,873	58,813
Fannie Mae 4.00% 2045[8]	15,032	15,522
Fannie Mae 4.00% 2045[8]	9,337	9,654
Fannie Mae 3.00% 2046[8]	5,143	5,018
Fannie Mae 3.00% 2046[8]	132	129
Fannie Mae 3.50% 2046[8]	46,806	46,982
Fannie Mae 3.50% 2046[8]	29,078	29,187
Fannie Mae 3.50% 2046[8]	14,422	14,476
Fannie Mae 3.50% 2046[8]	8,506	8,538
Fannie Mae 3.50% 2046[8]	1,082	1,086
Fannie Mae 4.00% 2046[8]	49,246	50,630
Fannie Mae 4.00% 2046[8]	5,809	5,992
Fannie Mae 4.50% 2046[8]	3,126	3,275
Fannie Mae 4.50% 2046[8]	1,768	1,817
Fannie Mae 4.50% 2046[8]	1,361	1,399
Fannie Mae 4.50% 2046[8]	1,211	1,269
Fannie Mae 4.50% 2046[8]	1,132	1,187
Fannie Mae 4.50% 2046[8]	783	820
Fannie Mae 4.50% 2046[8]	762	804
Fannie Mae 3.50% 2047[8]	161,938	162,407
Fannie Mae 4.00% 2047[8]	141,201	145,177
Fannie Mae 4.00% 2047[8]	136,818	140,643
Fannie Mae 4.00% 2047[8]	86,265	88,645
Fannie Mae 4.00% 2047[8]	39,575	40,641
Fannie Mae 4.00% 2047[8]	14,575	14,986
Fannie Mae 4.00% 2047[8]	10,954	11,262
Fannie Mae 4.00% 2047[8]	9,702	9,970
Fannie Mae 4.00% 2047[8]	7,214	7,417
Fannie Mae 4.00% 2047[8]	5,621	5,779
Fannie Mae 4.00% 2047[8]	4,981	5,121
Fannie Mae 4.50% 2047[8]	82,508	86,595
Fannie Mae 4.50% 2047[8]	54,247	56,915
Fannie Mae 4.50% 2047[8]	13,753	14,421
Fannie Mae 4.50% 2047[8]	10,175	10,678
Fannie Mae 4.50% 2047[8]	7,499	7,872
Fannie Mae 4.50% 2047[8]	4,716	4,951
Fannie Mae 4.50% 2047[8]	4,305	4,417
Fannie Mae 4.5% 2047[8]	3,390	3,557
Fannie Mae 7.00% 2047[8]	50	54
Fannie Mae 7.00% 2047[8]	13	14
Fannie Mae 3.00% 2048[8,12]	41,000	39,902
Fannie Mae 3.50% 2048[8,12]	200,000	199,995
Fannie Mae 3.50% 2048[8,12]	39,980	39,924
Fannie Mae 3.50% 2048[8]	5,812	5,829
Fannie Mae 4.00% 2048[8,12]	545,390	558,508
Fannie Mae 4.00% 2048[8,12]	175,000	179,517
Fannie Mae 4.50% 2048[8,12]	636,385	665,074
The Bond Fund of America — Page 23 of 45

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Fannie Mae 4.50% 2048[8,12]	$25,000	$26,172
Fannie Mae 4.50% 2048[8]	7,752	8,139
Fannie Mae, Series 2001-4, Class NA, 9.234% 2025[5,8]	8	9
Fannie Mae, Series 2001-4, Class GA, 9.237% 2025[5,8]	17	19
Fannie Mae, Series 1998-W5, Class B3, 6.50% 2028[8]	612	609
Fannie Mae, Series 2002-W7, Class A5, 7.50% 2029[8]	126	145
Fannie Mae, Series 2001-25, Class ZA, 6.50% 2031[8]	1,048	1,112
Fannie Mae, Series 2001-20, Class E, 9.578% 2031[5,8]	4	4
Fannie Mae, Series 2001-T10, Class A1, 7.00% 2041[8]	1,787	2,043
Fannie Mae, Series 2001-50, Class BA, 7.00% 2041[8]	377	421
Fannie Mae, Series 2002-W3, Class A5, 7.50% 2041[8]	995	1,144
Fannie Mae, Series 2002-W1, Class 2A, 7.50% 2042[5,8]	1,338	1,468
Fannie Mae, Series 2017-M3, Class A2, Multi Family 2.486% 2026[5,8]	10	9
Fannie Mae, Series 2006-51, Class PO, principal only, 0% 2036[8]	1,070	933
Fannie Mae, Series 2006-32, Class OA, principal only, 0% 2036[8]	1,042	882
Fannie Mae, Series 2006-96, Class OP, principal only, 0% 2036[8]	339	295
Freddie Mac 5.00% 2023[8]	600	628
Freddie Mac 5.00% 2023[8]	22	24
Freddie Mac 5.00% 2023[8]	3	4
Freddie Mac 5.00% 2024[8]	1,391	1,458
Freddie Mac 4.50% 2030[8]	820	859
Freddie Mac 4.00% 2036[8]	37,635	39,062
Freddie Mac 4.00% 2036[8]	8,839	9,191
Freddie Mac 4.00% 2036[8]	2,641	2,746
Freddie Mac 3.00% 2037[8]	1,648	1,637
Freddie Mac 4.50% 2037[8]	3,581	3,766
Freddie Mac 5.50% 2037[8]	1,058	1,152
Freddie Mac 5.50% 2037[8]	28	30
Freddie Mac 5.50% 2037[8]	7	8
Freddie Mac 7.00% 2037[8]	98	100
Freddie Mac 7.50% 2037[8]	112	122
Freddie Mac 5.50% 2038[8]	1,004	1,101
Freddie Mac 5.50% 2038[8]	393	432
Freddie Mac 5.50% 2038[8]	166	182
Freddie Mac 5.50% 2038[8]	105	115
Freddie Mac 4.50% 2039[8]	942	995
Freddie Mac 5.00% 2039[8]	6,944	7,485
Freddie Mac 5.50% 2039[8]	7,558	8,215
Freddie Mac 5.50% 2039[8]	2,381	2,612
Freddie Mac 4.50% 2040[8]	16,995	17,983
Freddie Mac 5.50% 2040[8]	4	5
Freddie Mac 4.50% 2041[8]	7,139	7,535
Freddie Mac 4.50% 2041[8]	1,829	1,936
Freddie Mac 4.50% 2041[8]	986	1,041
Freddie Mac 4.50% 2041[8]	353	373
Freddie Mac 5.00% 2041[8]	5,683	6,133
Freddie Mac 5.00% 2041[8]	2,105	2,264
Freddie Mac 5.50% 2041[8]	3,464	3,800
Freddie Mac 4.00% 2042[8]	7,243	7,499
Freddie Mac 4.00% 2043[8]	13,327	13,790
Freddie Mac 4.00% 2045[8]	34,457	35,645
Freddie Mac 4.00% 2045[8]	2,565	2,643
Freddie Mac 3.50% 2046[8]	31,613	31,749
Freddie Mac 3.50% 2046[8]	897	898
The Bond Fund of America — Page 24 of 45

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac 4.00% 2046[8]	$8,977	$9,252
Freddie Mac 4.00% 2046[8]	3,557	3,666
Freddie Mac 4.00% 2046[8]	1,033	1,068
Freddie Mac 4.50% 2046[8]	2,171	2,274
Freddie Mac 4.50% 2046[8]	938	992
Freddie Mac 4.50% 2046[8]	921	975
Freddie Mac 4.50% 2046[8]	909	959
Freddie Mac 4.50% 2046[8]	688	721
Freddie Mac 3.50% 2047[8]	69,964	70,159
Freddie Mac 3.50% 2047[8]	43,650	43,767
Freddie Mac 3.50% 2047[8]	29,464	29,542
Freddie Mac 3.50% 2047[8]	24,308	24,371
Freddie Mac 3.50% 2047[8]	13,898	13,935
Freddie Mac 4.00% 2047[8]	34,147	35,102
Freddie Mac 4.00% 2047[8]	18,991	19,566
Freddie Mac 4.00% 2047[8]	17,965	18,481
Freddie Mac 4.00% 2047[8]	3,325	3,416
Freddie Mac 4.00% 2047[8]	1,750	1,800
Freddie Mac 4.00% 2047[8]	930	964
Freddie Mac 4.50% 2047[8]	7,481	7,843
Freddie Mac 4.50% 2047[8]	5,790	6,082
Freddie Mac 4.50% 2047[8]	5,645	5,918
Freddie Mac 4.50% 2047[8]	5,166	5,411
Freddie Mac 4.50% 2047[8]	3,563	3,734
Freddie Mac 6.50% 2047[8]	198	215
Freddie Mac 3.50% 2048[8]	11,800	11,852
Freddie Mac 4.00% 2048[8,12]	156,434	160,239
Freddie Mac 4.00% 2048[8]	19,682	20,278
Freddie Mac 4.00% 2048[8]	6,833	7,019
Freddie Mac 4.00% 2048[8,12]	900	924
Freddie Mac 4.50% 2048[8,12]	160,500	167,723
Freddie Mac Pool #760014 2.978% 2045[5,8]	14,872	14,878
Freddie Mac, Series 2890, Class KT, 4.50% 2019[8]	152	152
Freddie Mac, Series 2626, Class NG, 3.50% 2023[8]	—[2]	—2[2]
Freddie Mac, Series 2122, Class QM, 6.25% 2029[8]	645	687
Freddie Mac, Series 3257, Class PA, 5.50% 2036[8]	6,746	7,435
Freddie Mac, Series 3286, Class JN, 5.50% 2037[8]	4,987	5,261
Freddie Mac, Series 3318, Class JT, 5.50% 2037[8]	2,756	2,909
Freddie Mac, Series KS01, Class A2, Multi Family 2.522% 2023[8]	3,435	3,384
Freddie Mac, Series K036, Class A2, Multi Family 3.527% 2023[5,8]	24,490	25,217
Freddie Mac, Series K043, Class A2, Multi Family 3.062% 2024[8]	13,500	13,537
Freddie Mac, Series K066, Class A2, Multi Family 3.117% 2027[8]	6,340	6,287
Freddie Mac, Series K067, Class A2, Multi Family 3.194% 2027[8]	6,730	6,734
Freddie Mac, Series K069, Class A2, Multi Family 3.187% 2027[8]	3,990	3,980
Freddie Mac, Series K064, Class A2, Multi Family 3.224% 2027[5,8]	5,705	5,720
Freddie Mac, Series K068, Class A2, Multi Family 3.244% 2027[8]	3,400	3,408
Freddie Mac, Series K070, Class A2, Multi Family 3.303% 2027[8]	10,160	10,230
Freddie Mac, Series K063, Class A2, Multi Family 3.43% 2027[8]	6,125	6,236
Freddie Mac, Series K072, Class A2, Multi Family 3.444% 2027[8]	11,085	11,262
Freddie Mac, Series K073, Class A2, Multi Family 3.35% 2028[8]	5,000	5,045
Freddie Mac, Series K726, Class A2, Multi Family 2.905% 2049[8]	15,000	14,924
Freddie Mac, Series 3136, Class OP, principal only, 0% 2036[8]	712	622
Freddie Mac, Series 3147, Class OD, principal only, 0% 2036[8]	690	597
Freddie Mac, Series 3149, Class MO, principal only, 0% 2036[8]	591	542
The Bond Fund of America — Page 25 of 45

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
Freddie Mac, Series 3149, Class AO, principal only, 0% 2036[8]	$516	$459
Freddie Mac, Series 3156, Class PO, principal only, 0% 2036[8]	13	11
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class HA, 2.25% 2056[8]	66,890	65,469
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class HA, 2.25% 2056[5,8]	53,773	52,894
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-3, Class HA, 2.25% 2056[8]	24,970	24,627
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-2, Class MA, 3.00% 2056[8]	62,092	61,215
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-1, Class MA, 3.00% 2056[8]	6,528	6,442
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class HT, 2.25% 2057[8]	18,855	18,194
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class MT, 3.50% 2057[8]	14,493	14,457
Freddie Mac Seasoned Credit Risk Transfer Trust, Series 2017-4, Class M45T, 4.50% 2057[8]	15,773	16,503
Government National Mortgage Assn. 10.00% 2021[8]	9	9
Government National Mortgage Assn. 2.50% 2028[8]	2,343	2,321
Government National Mortgage Assn. 5.00% 2035[8]	495	522
Government National Mortgage Assn. 6.00% 2038[8]	5,079	5,709
Government National Mortgage Assn. 6.50% 2038[8]	206	229
Government National Mortgage Assn. 5.00% 2039[8]	675	711
Government National Mortgage Assn. 4.50% 2040[8]	1,664	1,750
Government National Mortgage Assn. 5.50% 2040[8]	4,637	5,099
Government National Mortgage Assn. 3.50% 2041[8]	21	22
Government National Mortgage Assn. 4.00% 2041[8]	190	198
Government National Mortgage Assn. 4.50% 2041[8]	10,034	10,473
Government National Mortgage Assn. 4.50% 2041[8]	1,086	1,131
Government National Mortgage Assn. 4.50% 2041[8]	801	834
Government National Mortgage Assn. 4.50% 2041[8]	508	533
Government National Mortgage Assn. 5.00% 2041[8]	4,994	5,259
Government National Mortgage Assn. 3.50% 2042[8]	679	677
Government National Mortgage Assn. 3.50% 2043[8]	2,275	2,299
Government National Mortgage Assn. 4.00% 2045[8]	340	352
Government National Mortgage Assn. 3.00% 2046[8]	57,027	56,333
Government National Mortgage Assn. 3.00% 2047[8]	41,220	40,564
Government National Mortgage Assn. 3.00% 2047[8]	14,009	13,786
Government National Mortgage Assn. 3.50% 2048[8,12]	125,000	126,153
Government National Mortgage Assn. 3.50% 2048[8,12]	102,000	102,785
Government National Mortgage Assn. 4.00% 2048[8,12]	433,400	444,689
Government National Mortgage Assn. 4.00% 2048[8,12]	206,000	211,688
Government National Mortgage Assn. 4.00% 2048[8]	36,500	37,597
Government National Mortgage Assn. 4.50% 2048[8,12]	470,375	488,098
Government National Mortgage Assn. 4.50% 2048[8,12]	47,000	48,855
Government National Mortgage Assn. 5.637% 2059[8]	2	2
Government National Mortgage Assn. 4.795% 2061[8]	110	111
Government National Mortgage Assn. 4.809% 2061[8]	125	127
Government National Mortgage Assn. 4.822% 2061[8]	487	489
Government National Mortgage Assn. 4.889% 2061[8]	284	287
Government National Mortgage Assn. 5.081% 2061[8]	649	662
Government National Mortgage Assn. 4.666% 2063[8]	373	377
Government National Mortgage Assn. 4.774% 2064[8]	372	377
Government National Mortgage Assn. 5.20% 2064[8]	22	23
Government National Mortgage Assn. 6.64% 2064[8]	15	15
Government National Mortgage Assn. 4.975% 2065[8]	433	441
The Bond Fund of America — Page 26 of 45

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Bonds, notes & other debt instruments Mortgage-backed obligations (continued) Federal agency mortgage-backed obligations (continued)	Principal amount (000)	Value (000)
National Credit Union Administration, Series 2011-R3, Class 1A, (1-month USD-LIBOR + 0.40%) 2.150% 2020[5,8]	$577	$579
National Credit Union Administration, Series 2011-R1, Class 1A, (1-month USD-LIBOR + 0.45%) 2.161% 2020[5,8]	729	731
		6,577,319
Collateralized mortgage-backed (privately originated) 0.63%
Connecticut Avenue Securities, Series 2013-C01, Class M1, (1-month USD-LIBOR + 2.00%) 3.872% 2023[4,5,8]	302	304
Connecticut Avenue Securities, Series 2014-C02, Class 1M1, (1-month USD-LIBOR + 0.95%) 2.822% 2024[5,8]	113	114
Connecticut Avenue Securities, Series 2014-C01, Class M1, (1-month USD-LIBOR + 1.60%) 3.472% 2024[4,5,8]	385	388
CS First Boston Mortgage Securities Corp., Series 2002-30, Class IA1, 7.50% 2032[8]	116	130
CS First Boston Mortgage Securities Corp., Series 2002-34, Class IA1, 7.50% 2032[8]	15	16
CS First Boston Mortgage Securities Corp., Series 2003-21, Class VA1, 6.50% 2033[8]	936	1,007
CS First Boston Mortgage Securities Corp., Series 2003-29, Class VA1, 7.00% 2033[8]	14	15
Finance of America Structured Securities Trust, Series 2017-HB1, Class A, 2.321% 2027[4,5,6,8]	14,270	14,217
Finance of America Structured Securities Trust, Series 2017-HB1, Class M1, 2.8401% 2027[4,5,6,8]	2,890	2,869
Finance of America Structured Securities Trust, Series 2017-HB1, Class M2, 3.165% 2027[4,5,8]	2,510	2,503
Freddie Mac, Series 2013-DN1, Class M1, (1-month USD-LIBOR + 3.40%) 5.272% 2023[5,8]	667	673
Freddie Mac, Series 2014-DN2, Class M2, (1-month USD-LIBOR + 1.65%) 3.522% 2024[5,8]	1,611	1,634
Freddie Mac, Series 2014-HQ2, Class M2, (1-month USD-LIBOR + 2.20%) 4.072% 2024[5,8]	15,925	16,444
Freddie Mac, Series 2014-HQ1, Class M2, (1-month USD-LIBOR + 2.50%) 4.372% 2024[5,8]	2,179	2,194
Freddie Mac, Series 2015-HQ2, Class M2, (1-month USD-LIBOR + 1.95%) 3.822% 2025[5,8]	7,206	7,400
Mill City Mortgage Trust, Series 2015-2, Class A1, 3.00% 2057[4,5,8]	232	232
Mill City Mortgage Trust, Series 2017-1, Class A1, 2.75% 2058[4,5,8]	11,677	11,588
Nationstar HECM Loan Trust, Series 2017-1A, Class A, 1.968% 2027[4,8]	9,848	9,826
Nationstar HECM Loan Trust, Series 2017-2A, Class A1, 2.038% 2027[4,6,8]	15,937	15,838
Nationstar HECM Loan Trust, Series 2017-2A, Class M1, 2.8154% 2027[4,6,8]	3,355	3,355
Nationstar HECM Loan Trust, Series 2017-1A, Class M1, 2.9419% 2027[4,6,8]	2,265	2,249
Nationstar HECM Loan Trust, Series 2018-1A, Class A, 2.76% 2028[4,8]	46,200	46,257
Nationstar HECM Loan Trust, Series 2018-1A, Class M1, 3.238% 2028[4,8]	5,145	5,158
Sequoia Mortgage Trust, Series 2018-CH1, Class A1, 4.00% 2048[4,5,8]	25,294	25,711
Station Place Securitization Trust, Series 2017-LD1, Class A, (1-month USD-LIBOR + 0.80%) 2.672% 2050[4,5,8]	8,525	8,538
TBW Mortgage-backed Trust, Series 2007-2, Class A4B, (1-month USD-LIBOR + 0.42%) 2.292% 2037[5,8]	10,604	9,335
Towd Point Mortgage Trust, Series 2017-1, Class A1, 2.75% 2056[4,5,8]	20,113	19,943
Towd Point Mortgage Trust, Series 2017-5, Class A1, 2.472% 2057[4,5,8]	12,465	12,541
Towd Point Mortgage Trust, Series 2017-4, Class A1, 2.75% 2057[4,5,8]	14,550	14,385
Towd Point Mortgage Trust, Series 2015-2, Class 2A11, 3.00% 2057[4,5,8]	3,783	3,779
		238,643
Commercial mortgage-backed securities 0.13%
Citigroup Commercial Mortgage Trust, Series 2008-C7, Class AM, 6.187% 2049[5,8]	2,281	2,320
DBUBS Mortgage Trust, Series 2011-LC2A, Class A1, 4.537% 2044[4,8]	9,999	10,403
GS Mortgage Securities Corp. II, Series 2010-C2, Class A2, 5.162% 2043[4,5,8]	4,000	4,214
L.A. Arena Funding, LLC, Series 1, Class A, 7.656% 2026[4,8]	11,316	11,641
LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class AM, 6.114% 2040[5,8]	7,445	7,439
Morgan Stanley Capital I Trust, Series 2014-CPT, Class A, 3.35% 2029[4,8]	6,885	6,954
Morgan Stanley Capital I Trust, Series 2011-C2, Class A4, 4.661% 2044[4,8]	4,950	5,158
Morgan Stanley Capital I Trust, Series 2011-C1, Class A4, 5.033% 2047[4,5,8]	1,485	1,541
		49,670
Total mortgage-backed obligations		6,865,632
The Bond Fund of America — Page 27 of 45

unaudited
Bonds, notes & other debt instruments Asset-backed obligations 5.01%	Principal amount (000)	Value (000)
Aesop Funding LLC, Series 2014-2A, Class A, 2.50% 2021[4,8]	$14,075	$13,975
Aesop Funding LLC, Series 2015-2A, Class A, 2.63% 2021[4,8]	9,175	9,096
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class A2A, 1.37% 2019[8]	735	735
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class A2A, 1.51% 2020[8]	7,003	6,982
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class A2A, 1.65% 2020[8]	4,044	4,030
AmeriCredit Automobile Receivables Trust, Series 2016-2, Class C, 2.87% 2021[8]	645	646
AmeriCredit Automobile Receivables Trust, Series 2016-3, Class C, 2.24% 2022[8]	5,000	4,911
AmeriCredit Automobile Receivables Trust, Series 2017-1, Class C, 2.71% 2022[8]	6,030	5,960
AmeriCredit Automobile Receivables Trust, Series 2016-1, Class C, 2.89% 2022[8]	4,645	4,651
Angel Oak Capital Advisors, LLC, Series 2013-9A, Class A1R, CLO, (3-month USD-LIBOR + 1.01%) 2.755% 2025[4,5,8]	16,959	16,980
Avant Loans Funding Trust, Series 2016-C, Class B, 4.92% 2020[4,8]	3,001	3,017
Avant Loans Funding Trust, Series 2017-A, Class A, 2.41% 2021[4,8]	863	863
BA Credit Card Trust, Series 2015-A2, Class A, 1.36% 2020[8]	87,805	87,772
BlueMountain CLO Ltd., Series 2013-4A, Class AR, (3-month USD-LIBOR + 1.01%) 2.732% 2025[4,5,8]	33,385	33,431
BlueMountain CLO Ltd., Series 2014-2A, Class AR, (3-month USD LIBOR + 0.93%) 2.675% 2026[4,5,8]	36,215	36,253
BMW Vehicle Owner Trust 2016-A, Series 2016-A, Class A2A, 0.99% 2019[8]	940	939
Cabela’s Master Credit Card Trust, Series 2016-1, Class A1, 1.78% 2022[8]	10,580	10,471
Capital One Multi-Asset Execution Trust, Series 2015-A5, Class A5, 1.60% 2021[8]	51,577	51,459
CarMaxAuto Owner Trust, Series 2014-4, Class A3, 1.25% 2019[8]	838	837
Chase Issuance Trust, Series 2015-A5, Class A, 1.36% 2020[8]	16,711	16,705
Chase Issuance Trust, Series 2015-A7, Class A, 1.62% 2020[8]	8,900	8,880
Chase Issuance Trust, Series 2016-A5, Class A5, 1.27% 2021[8]	86,148	84,763
Chase Issuance Trust, Series 2016-A2, Class A, 1.37% 2021[8]	55,645	54,869
CIFC Funding Ltd., Series 2014-3A, Class AR, (3-month USD-LIBOR + 0.95%) 2.694% 2026[4,5,8]	16,450	16,469
Citibank Credit Card Issuance Trust, Series 2014-A8, Class A8, 1.73% 2020[8]	8,984	8,983
Citibank Credit Card Issuance Trust, Series 2016-A1, Class A1, 1.75% 2021[8]	61,647	60,764
Citibank Credit Card Issuance Trust, Series 2017-A9, Class A9, 1.80% 2021[8]	16,770	16,574
Citibank Credit Card Issuance Trust, Series 2014-A6, Class A6, 2.15% 2021[8]	345,946	344,117
Conseco Finance Home Equity Loan Trust, Series 2002-B, Class M1, (1-month USD-LIBOR + 1.75%) 3.527% 2033[5,8]	91	91
Consumer Loan Underlying Bond Credit, Series 2017-NP1, Class A, 2.39% 2023[4,8]	524	524
CPS Auto Receivables Trust, Series 2016-B, Class A, 2.07% 2019[4,8]	292	292
CPS Auto Receivables Trust, Series 2016-D, Class A, 1.50% 2020[4,8]	5,105	5,088
CPS Auto Receivables Trust, Series 2017-A, Class A, 1.68% 2020[4,8]	7,312	7,286
CPS Auto Receivables Trust, Series 2017-C, Class A, 1.78% 2020[4,8]	6,256	6,230
CPS Auto Receivables Trust, Series 2016-A, Class C, 3.80% 2021[4,8]	3,500	3,530
CPS Auto Receivables Trust, Series 2015-A, Class C, 4.00% 2021[4,8]	2,395	2,423
CPS Auto Receivables Trust, Series 2017-B, Class C, 2.92% 2022[4,8]	6,800	6,760
CWHEQ Revolving Home Equity Loan Trust, Series 2005-C, Class 2A, FSA insured, (1-month USD-LIBOR + 0.18%) 1.957% 2035[5,8]	2,931	2,799
CWHEQ Revolving Home Equity Loan Trust, Series 2006-I, Class 2A, FSA insured, (1-month USD-LIBOR + 0.14%) 1.917% 2037[5,8]	4,252	4,048
CWHEQ Revolving Home Equity Loan Trust, Series 2007-B, Class A, FSA insured, (1-month USD-LIBOR + 0.15%) 1.927% 2037[5,8]	6,354	6,074
DRB Prime Student Loan Trust, Series 2015-D, Class A3, 2.50% 2036[4,8]	1,299	1,295
Drive Auto Receivables Trust, Series 2017-2, Class A2A, 1.63% 2019[8]	2,062	2,061
Drive Auto Receivables Trust, Series 2017-1, Class A2A, 1.67% 2019[8]	1,125	1,124
Drive Auto Receivables Trust, Series 2017-BA, Class C, 2.61% 2021[4,8]	22,850	22,860
Drive Auto Receivables Trust, Series 2015-BA, Class C, 2.76% 2021[4,8]	3,398	3,404
Drive Auto Receivables Trust, Series 2015-CA, Class C, 3.01% 2021[4,8]	1,121	1,124
Drive Auto Receivables Trust, Series 2016-CA, Class C, 3.02% 2021[4,8]	2,500	2,504
Drive Auto Receivables Trust, Series 2015-AA, Class C, 3.06% 2021[4,8]	2,458	2,463
Drive Auto Receivables Trust, Series 2015-DA, Class C, 3.38% 2021[4,8]	6,609	6,631
Drive Auto Receivables Trust, Series 2016-AA, Class C, 3.91% 2021[4,8]	4,107	4,132
The Bond Fund of America — Page 28 of 45

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Drive Auto Receivables Trust, Series 2017-1, Class C, 2.84% 2022[8]	$16,640	$16,632
Drive Auto Receivables Trust, Series 2017-AA, Class C, 2.98% 2022[4,8]	12,725	12,733
Drive Auto Receivables Trust, Series 2016-BA, Class C, 3.19% 2022[4,8]	2,890	2,898
Drive Auto Receivables Trust, Series 2017-2, Class C, 2.75% 2023[8]	5,250	5,223
Drivetime Auto Owner Trust, Series 2017-1A, Class A, 1.56% 2020[4,8]	2,287	2,284
Drivetime Auto Owner Trust, Series 2017-2A, Class A, 1.72% 2020[4,8]	4,813	4,804
Drivetime Auto Owner Trust, Series 2017-3A, Class A, 1.73% 2020[4,8]	9,780	9,751
Drivetime Auto Owner Trust, Series 2017-1A, Class B, 2.26% 2021[4,8]	4,350	4,341
Drivetime Auto Owner Trust, Series 2016-1A, Class C, 3.54% 2021[4,8]	994	997
Drivetime Auto Owner Trust, Series 2017-1A, Class C, 2.70% 2022[4,8]	6,875	6,851
Drivetime Auto Owner Trust, Series 2016-3A, Class C, 3.15% 2022[4,8]	8,860	8,873
Drivetime Auto Owner Trust, Series 2016-2A, Class C, 3.67% 2022[4,8]	3,461	3,475
Drivetime Auto Owner Trust, Series 2017-4A, Class C, 2.86% 2023[4,8]	6,520	6,479
Drivetime Auto Owner Trust, Series 2017-3A, Class C, 3.01% 2023[4,8]	9,000	8,977
Emerson Park CLO Ltd, Series 2013-1A, Class A1AR, CLO, (3-month USD-LIBOR + 0.98%) 2.702% 2025[4,5,8]	14,552	14,569
Enterprise Fleet Financing LLC, Series 2017-1, Class A2, 2.13% 2022[4,8]	6,445	6,411
Exeter Automobile Receivables Trust, Series 2015-1A, Class C, 4.10% 2020[4,8]	7,750	7,818
Exeter Automobile Receivables Trust, Series 2014-3A, Class C, 4.17% 2020[4,8]	889	896
Exeter Automobile Receivables Trust, Series 2017-1A, Class A, 1.96% 2021[4,8]	7,189	7,166
Exeter Automobile Receivables Trust, Series 2017-3A, Class A, 2.05% 2021[4,8]	25,076	24,942
Exeter Automobile Receivables Trust, Series 2018-1A, Class A, 2.21% 2021[4,8]	880	878
Exeter Automobile Receivables Trust, Series 2015-2A, Class C, 3.90% 2021[4,8]	3,335	3,362
Exeter Automobile Receivables Trust, Series 2015-3A, Class C, 4.83% 2021[4,8]	1,000	1,018
Exeter Automobile Receivables Trust, Series 2014-1A, Class D, 5.53% 2021[4,8]	3,450	3,489
Exeter Automobile Receivables Trust, Series 2017-3A, Class B, 2.81% 2022[4,8]	11,825	11,719
First Investors Auto Owner Trust, Series 2017-1A, Class A1, 1.69% 2021[4,8]	6,528	6,498
First Investors Auto Owner Trust, Series 2017-2, Class A1, 1.86% 2021[4,8]	4,423	4,399
Ford Credit Auto Owner Trust, Series 2017-A, Class A2A, 1.33% 2019[8]	50,770	50,580
Ford Credit Auto Owner Trust, Series 2014-1A, 2.26% 2025[4,8]	42,522	42,378
Ford Credit Auto Owner Trust, Series 2014-2A, 2.31% 2026[4,8]	14,293	14,214
Ford Credit Auto Owner Trust, Series 2016-2, Class A, 2.03% 2027[4,8]	13,500	13,134
Ford Credit Auto Owner Trust, Series 2016-1, Class A, 2.31% 2027[4,8]	20,400	20,097
Ford Credit Auto Owner Trust, Series 2015-2, Class A, 2.44% 2027[4,8]	23,070	22,889
Ford Credit Auto Owner Trust, Series 2017-1, Class A, 2.62% 2028[4,8]	28,535	28,224
Ford Credit Auto Owner Trust, Series 2017-2, Class A, 2.36% 2029[4,8]	13,595	13,226
Ford Credit Auto Owner Trust, Series 2018-1, Class A, 3.19% 2031[4,8]	61,205	60,769
Ford Credit Floorplan Master Owner Trust, Series 2016-3, Class B, 1.75% 2021[8]	4,621	4,562
Ford Credit Floorplan Master Owner Trust, Series 2015-2, Class A1, 1.98% 2022[8]	10,890	10,761
Global SC Finance II SRL, Series 2017-1A, Class A, 3.85% 2037[4,8]	6,890	6,865
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class B, 2.57% 2023[8]	765	757
GM Financial Consumer Automobile Receivables Trust, Series 2018-1, Class C, 2.77% 2023[8]	530	524
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class A1, 2.22% 2022[4,8]	9,635	9,538
GMF Floorplan Owner Revolving Trust, Series 2017-1, Class B, 2.58% 2022[4,8]	3,500	3,480
Henderson Receivables LLC, Series 2006-4A, Class A1, (1-month USD-LIBOR + 0.20%) 1.977% 2041[4,5,8]	1,420	1,389
Henderson Receivables LLC, Series 2006-3A, Class A1, (1-month USD-LIBOR + 0.20%) 1.977% 2041[4,5,8]	1,167	1,107
Hertz Vehicle Financing LLC, Rental Car Asset-Backed Notes, Series 2013-1A, Class A2, 1.83% 2019[4,8]	14,167	14,138
Hertz Vehicle Financing LLC, Rental Car Asset-backed Notes, Series 2018-1A, Class A, 3.29% 2024[4,8]	13,235	13,109
Home Equity Asset Trust, Series 2004-7, Class M1, (1-month USD-LIBOR + 0.62%) 2.802% 2035[5,8]	3,348	3,360
IndyMac Home Equity Mortgage Loan Asset-backed Trust, Series 2007-H1, Class A1, FSA insured, (1-month USD-LIBOR + 0.16%) 2.032% 2037[5,8]	3,276	3,146
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A3, 4.35% 2040[8]	152	154
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A4, 5.27% 2040[8]	78	79
Lehman ABS Manufactured Housing Contract Trust, Series 2001-B, Class A5, 5.873% 2040[8]	257	261
Madison Park Funding Ltd., CLO, Series 2014-13A, Class AR, (3-month USD-LIBOR + 1.11%) 2.849% 2025[4,5,8]	23,200	23,227
The Bond Fund of America — Page 29 of 45

unaudited
Bonds, notes & other debt instruments Asset-backed obligations (continued)	Principal amount (000)	Value (000)
Onemain Financial Issuance Trust, Series 2015-2-A, Class A, 2.57% 2025[4,8]	$987	$987
RAMP Trust, Series 2004-RS10, Class AI6, 4.55% 2034[8]	3	3
Residential Funding Mortgage Securities II, Inc., Series 2006-HSA3, Class A, FSA insured, (1-month USD-LIBOR + 0.13%) 2.002% 2036[5,8]	505	479
Santander Drive Auto Receivables Trust, Series 2017-2, Class A2, 1.60% 2020[8]	14,002	13,988
Santander Drive Auto Receivables Trust, Series 2014-5, Class C, 2.46% 2020[8]	5,631	5,629
Santander Drive Auto Receivables Trust, Series 2016-1, Class B, 2.47% 2020[8]	3,271	3,270
Santander Drive Auto Receivables Trust, Series 2015-2, Class C, 2.44% 2021[8]	8,850	8,845
Santander Drive Auto Receivables Trust, Series 2015-1, Class C, 2.57% 2021[8]	702	702
Santander Drive Auto Receivables Trust, Series 2016-2, Class C, 2.66% 2021[8]	4,980	4,970
Santander Drive Auto Receivables Trust, Series 2015-5, Class C, 2.74% 2021[8]	2,765	2,768
Santander Drive Auto Receivables Trust, Series 2015-4, Class C, 2.97% 2021[8]	6,750	6,763
Santander Drive Auto Receivables Trust, Series 2016-3, Class C, 2.46% 2022[8]	1,200	1,193
Santander Drive Auto Receivables Trust, Series 2017-1, Class C, 2.58% 2022[8]	14,545	14,454
Santander Drive Auto Receivables Trust, Series 2017-3, Class C, 2.76% 2022[8]	5,820	5,767
Santander Drive Auto Receivables Trust, Series 2016-1, Class C, 3.09% 2022[8]	7,310	7,332
SLM Private Credit Student Loan Trust, Series 2008-2, Class A3, (3-month USD-LIBOR + 0.75%) 2.495% 2023[5,8]	17,914	17,865
SLM Private Credit Student Loan Trust, Series 2008-7, Class A4, (3-month USD-LIBOR + 0.90%) 2.645% 2023[5,8]	19,946	20,085
SLM Private Credit Student Loan Trust, Series 2008-6, Class A4, (3-month USD-LIBOR + 1.10%) 2.845% 2023[5,8]	4,869	4,907
SLM Private Credit Student Loan Trust, Series 2008-9, Class A, (3-month USD-LIBOR + 1.50%) 3.245% 2023[5,8]	28,897	29,518
SLM Private Credit Student Loan Trust, Series 2010-1, Class A, (1-month USD-LIBOR + 0.40%) 2.272% 2025[5,8]	5,239	5,158
SLM Private Credit Student Loan Trust, Series 2012-2, Class A, (1-month USD-LIBOR + 0.70%) 2.572% 2029[5,8]	420	420
Social Professional Loan Program LLC, Series 2015-C, Class A2, 2.51% 2033[4,8]	2,826	2,785
Sound Point CLO Ltd, Series 2013-2A, Class A1R, CLO, (3-month USD-LIBOR + 0.99%) 2.710% 2025[4,5,8]	16,215	16,233
Symphony CLO Ltd, Series 2013-12A, Class AR, CLO, (3-month USD-LIBOR + 1.03%) 2.752% 2025[4,5,8]	57,856	57,920
TAL Advantage V LLC, Series 2013-2A, Class A, 3.55% 2038[4,8]	2,491	2,479
TAL Advantage V LLC, Series 2014-1A, Class A, 3.51% 2039[4,8]	2,420	2,414
TAL Advantage V LLC, Series 2017-1A, Class A, 4.50% 2042[4,8]	6,978	7,182
Triton Container Finance LLC, Series 2017-1A, Class A, 3.52% 2042[4,8]	7,017	6,947
Verizon Owner Trust, Series 2016-1A, Class A, 1.42% 2021[4,8]	4,875	4,837
Verizon Owner Trust, Series 2017-1A, Class B, 2.45% 2021[4,8]	2,000	1,980
Verizon Owner Trust, Series 2017-1A, Class C, 2.65% 2021[4,8]	2,500	2,477
Verizon Owner Trust, Series 2017-3A, Class A1A, 2.06% 2022[4,8]	7,852	7,752
Verizon Owner Trust, Series 2017-3A, Class B, 2.38% 2022[4,8]	4,450	4,382
Voya CLO Ltd., Series 2014-3A, Class A1R, (3-month USD-LIBOR + 0.72%) 2.465% 2026[4,5,8]	8,340	8,346
Voya CLO Ltd., Series 2014-4A, Class A1R, (3-month USD-LIBOR + 0.95%) 2.672% 2026[4,5,8]	20,710	20,733
Westlake Automobile Receivables Trust, Series 2016-3, Class A2, 1.42% 2019[4,8]	4,646	4,638
Westlake Automobile Receivables Trust, Series 2017-1A, Class A2, 1.78% 2020[4,8]	15,186	15,154
Westlake Automobile Receivables Trust, Series 2017-2A, Class A2A, 1.80% 2020[4,8]	20,575	20,495
Westlake Automobile Receivables Trust, Series 2016-1A, Class C, 3.29% 2021[4,8]	4,500	4,510
Westlake Automobile Receivables Trust, Series 2017-1A, Class C, 2.70% 2022[4,8]	3,000	2,993
Wheels SPV 2 LLC, Series 2016-1A, Class A2, 1.59% 2025[4,8]	656	652
World Financial Network Credit Card Master Note Trust, Series 2015-A, Class A, (1-month USD-LIBOR + 0.48%) 2.257% 2022[5,8]	1,600	1,600
World Financial Network Credit Card Master Note Trust, Series 2016-C, Class A, 1.72% 2023[8]	1,225	1,205
World Financial Network Credit Card Master Note Trust, Series 2017-B, Class A, 1.98% 2023[8]	10,866	10,769
World Financial Network Credit Card Master Note Trust, Series 2012-D, Class A, 2.15% 2023[8]	1,590	1,579
World Financial Network Credit Card Master Note Trust, Series 2012-A, Class A, 3.14% 2023[8]	1,700	1,707
World Omni Auto Receivables Trust, Series 2014-B, Class A3, 1.14% 2020[8]	850	848
		1,915,046
The Bond Fund of America — Page 30 of 45

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. 2.65%	Principal amount (000)	Value (000)
Argentine Republic 6.875% 2021	$3,075	$3,265
Argentine Republic 7.50% 2026	1,925	2,061
Argentine Republic 8.28% 2033[8,10]	4,984	5,483
Argentine Republic 0% 2035	25,700	2,187
Argentine Republic 6.875% 2048	13,230	12,097
Armenia (Republic of) 7.15% 2025[4]	4,810	5,326
Bahrain (Kingdom of) 7.00% 2028	3,300	3,188
Belarus (Republic of) 6.875% 2023[4]	775	823
Bermuda 4.854% 2024[4]	8,090	8,551
Brazil (Federative Republic of) 0% 2021	BRL20,000	4,688
Brazil (Federative Republic of) Global 5.625% 2047	$5,875	5,710
Brazil (Federative Republic of) 6.00% 2050[3]	BRL17,110	5,776
Brazil (Federative Republic of) 6.00% 2055[3]	31,110	10,538
Buenos Aires (City of) 8.95% 2021[8]	$1,000	1,078
Cote d’Ivoire (Republic of) 6.375% 2028[4,8]	7,275	7,366
Cote d’Ivoire (Republic of) 5.25% 2030[8]	€950	1,173
Dominican Republic 7.50% 2021[8]	$950	1,013
Dominican Republic 5.875% 2024[8]	1,640	1,726
Dominican Republic 5.50% 2025[4]	10,380	10,706
Dominican Republic 6.875% 2026[4]	4,300	4,781
Egypt (Arab Republic of) 5.577% 2023[4]	1,690	1,718
Egypt (Arab Republic of) 7.50% 2027[4]	3,200	3,471
Egypt (Arab Republic of) 6.588% 2028[4]	1,610	1,638
Egypt (Arab Republic of) 8.50% 2047[4]	2,245	2,508
Ethiopia (Federal Democratic Republic of) 6.625% 2024	695	717
FMS Wertmanagement 1.625% 2018	6,400	6,375
Guatemala (Republic of) 4.375% 2027	3,400	3,315
Honduras (Republic of) 8.75% 2020	4,175	4,628
Honduras (Republic of) 7.50% 2024[8]	3,330	3,686
Honduras (Republic of) 6.25% 2027[4]	1,400	1,487
India (Republic of) 7.80% 2021	INR980,600	15,329
India (Republic of) 8.83% 2023	387,200	6,296
India (Republic of) 8.60% 2028	1,015,200	16,511
India (Republic of) 7.61% 2030	1,833,000	27,865
India (Republic of) 7.88% 2030	1,667,000	25,706
Indonesia (Republic of) 3.75% 2022	$13,255	13,302
Indonesia (Republic of) 3.375% 2023	9,350	9,176
Iraq (Republic of) 5.80% 2028[8]	5,150	4,934
Italy (Republic of) 2.05% 2027	€44,000	55,834
Italy (Republic of) 2.45% 2033	16,300	20,479
Japan, Series 18, 0.10% 2024[3]	¥5,423,060	53,443
Japan, Series 20, 0.10% 2025[3]	8,542,500	84,586
Japan, Series 21, 0.10% 2026[3]	1,505,505	14,979
Japan, Series 22, 0.10% 2027[3]	2,214,498	22,127
Japan Bank for International Cooperation 2.125% 2020	$21,400	21,094
Japan Bank for International Cooperation (3-month USD-LIBOR + 0.48%) 2.486% 2020[5]	23,448	23,578
Japan Finance Organization for Municipalities 2.125% 2019[4]	10,000	9,954
Jordan (Hashemite Kingdom of) 6.125% 2026[4]	2,090	2,107
Jordan (Hashemite Kingdom of) 5.75% 2027[4]	615	600
Kazakhstan (Republic of) 5.125% 2025[4]	3,750	4,070
Kazakhstan (Republic of) 6.50% 2045[4]	2,250	2,723
Kenya (Republic of) 6.875% 2024[4]	6,425	6,726
Kenya (Republic of) 8.25% 2048[4]	330	354
Kuwait (State of) 2.75% 2022[4]	2,150	2,110
Landwirtschaftliche Rentenbank 1.75% 2019	8,970	8,919
The Bond Fund of America — Page 31 of 45

unaudited
Bonds, notes & other debt instruments Bonds & notes of governments & government agencies outside the U.S. (continued)	Principal amount (000)	Value (000)
Morocco (Kingdom of) 4.25% 2022	$5,400	$5,521
Morocco (Kingdom of) 5.50% 2042	7,200	7,681
Nigeria (Republic of) 6.375% 2023	5,190	5,469
Pakistan (Islamic Republic of) 5.50% 2021[4]	2,335	2,299
Pakistan (Islamic Republic of) 8.25% 2024	2,220	2,321
Pakistan (Islamic Republic of) 6.875% 2027[4]	1,100	1,044
Panama (Republic of) 4.50% 2047[8]	1,290	1,312
Paraguay (Republic of) 5.00% 2026	4,100	4,284
Paraguay (Republic of) 5.00% 2026[4]	1,575	1,646
Paraguay (Republic of) 4.70% 2027[4]	600	609
Paraguay (Republic of) 5.60% 2048[4]	1,980	2,020
Poland (Republic of) 3.25% 2026	6,600	6,556
Portuguese Republic 5.125% 2024	121,274	129,266
Portuguese Republic 4.10% 2045	€5,500	8,773
Saudi Arabia (Kingdom of) 2.375% 2021[4]	$750	723
Saudi Arabia (Kingdom of) 2.875% 2023[4]	8,215	7,918
Saudi Arabia (Kingdom of) 3.25% 2026[4]	3,170	2,974
Saudi Arabia (Kingdom of) 3.625% 2028[4]	39,610	37,680
Saudi Arabia (Kingdom of) 4.625% 2047[4]	2,440	2,332
Senegal (Republic of) 4.75% 2028[8]	€3,300	4,070
Spain (Kingdom of) 2.70% 2048	12,400	16,801
Sri Lanka (Democratic Socialist Republic of) 6.125% 2025	$700	700
Sri Lanka (Democratic Socialist Republic of) 6.85% 2025	800	830
Sri Lanka (Democratic Socialist Republic of) 6.825% 2026	6,000	6,183
Sri Lanka (Democratic Socialist Republic of) 6.20% 2027[4]	955	942
Swedish Export Credit Corp. 2.875% 2023[4]	9,000	8,955
Turkey (Republic of) 5.625% 2021	34,250	35,491
Turkey (Republic of) 5.75% 2024	12,750	13,092
Turkey (Republic of) 9.00% 2024	TRY11,025	2,384
Turkey (Republic of) 4.25% 2026	$7,700	7,027
Turkey (Republic of) 4.875% 2026	3,580	3,381
Turkey (Republic of) 8.00% 2034	1,250	1,447
Turkey (Republic of) 6.00% 2041	2,820	2,644
United Mexican States 4.00% 2023	4,000	4,103
United Mexican States 4.15% 2027	2,425	2,455
United Mexican States, Series M, 6.50% 2021	MXN55,000	2,966
United Mexican States, Series M20, 10.00% 2024	1,270,000	80,208
Uruguay (Oriental Republic of) 8.50% 2028	UYU224,725	7,310
		1,011,298
Municipals 1.47% Illinois 0.91%
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-C, 6.319% 2029	$9,510	9,012
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2010-D, 6.519% 2040	3,645	3,439
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2017-A, 7.00% 2046[4]	7,760	9,212
City of Chicago, Board of Education, Unlimited Tax G.O. Bonds (Dedicated Rev.), Series 2009-E, 6.138% 2039	54,315	51,112
G.O. Bonds, Pension Funding Series 2003, 4.95% 2023	36,660	37,918
G.O. Bonds, Pension Funding Series 2003, 5.10% 2033[8]	205,260	192,723
G.O. Bonds, Pension Funding Series 2013, 5.877% 2019	705	720
G.O. Bonds, Series 2013-B, 3.65% 2020	2,570	2,569
G.O. Bonds, Series 2013-B, 4.11% 2022	2,280	2,269
The Bond Fund of America — Page 32 of 45

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Bonds, notes & other debt instruments Municipals (continued) Illinois (continued)	Principal amount (000)	Value (000)
G.O. Bonds, Series 2013-B, 4.31% 2023	$7,325	$7,191
G.O. Bonds, Series 2013-B, 4.91% 2027	1,800	1,727
G.O. Bonds, Taxable Build America Bonds, Series 2010-1, 6.63% 2035	2,600	2,709
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.65% 2020	820	850
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.85% 2022	3,155	3,313
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 5.95% 2023	6,495	6,781
G.O. Bonds, Taxable Build America Bonds, Series 2010-2, 6.15% 2025	2,250	2,371
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.727% 2020	1,230	1,278
G.O. Bonds, Taxable Build America Bonds, Series 2010-3, 5.827% 2021	2,065	2,177
G.O. Bonds, Taxable Build America Bonds, Series 2010-5, 6.20% 2021[8]	872	902
G.O. Bonds, Taxable Build America Bonds, Series 2012-B, 4.85% 2022	2,305	2,353
Housing Dev. Auth., Multi Family Housing Rev. Notes (Marshall Field Garden Apartment Homes), (SIFMA Municipal Swap Index + 1.00%) 2.58% 2050 (put 2025)[5]	6,275	6,231
Housing Dev. Auth., Rev. Bonds, Series 2016-A, 4.00% 2046	1,465	1,537
		348,394
Washington 0.11%
Motor Vehicle Fuel Tax G.O. Bonds, Series 2018-D, 5.00% 2043	10,000	11,598
Various Purpose G.O. Bonds, Series 2018-C, 5.00% 2042	26,290	30,517
		42,115
New Jersey 0.10%
Econ. Dev. Auth., School Facs. Construction Rev. Ref. Bonds, Series 2015-YY, 4.447% 2020	15,500	15,898
Econ. Dev. Auth., State Pension Funding Bonds, Series 1997-A, National insured, 7.425% 2029	4,400	5,448
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2033	8,500	4,460
Transportation Trust Fund Auth., Transportation System Bonds, Series 2006-C, Assured Guaranty Municipal insured, 0% 2034	4,600	2,301
Transportation Trust Fund Auth., Transportation System Rev. Ref. Bonds, Series 2013-B, 1.758% 2018	10,500	10,428
		38,535
Michigan 0.07%
Fin. Auth., Local Government Loan Program Rev. Bonds (City of Detroit Fin. Recovery Income Tax Local Project), Series 2014-F-2, 4.60% 2022	6,000	6,155
Housing Dev. Auth., Single Family Mortgage Rev. Bonds, Series 2016-B, 3.50% 2047	18,540	19,243
		25,398
Massachusetts 0.05%
G.O. Bonds, Consolidated Loan, Series 2017-F, 5.00% 2044	14,100	16,280
Housing Fin. Agcy., Single Family Housing Rev. Bonds, Series 178, 3.50% 2042	1,095	1,138
		17,418
Tennessee 0.03%
Housing Dev. Agcy., Homeownership Program Rev. Ref. Bonds, Issue 2015-A, 3.50% 2045	1,565	1,623
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-2-A, AMT, 4.00% 2046	5,425	5,674
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2013-2-A, AMT, 4.00% 2043	1,130	1,165
Housing Dev. Agcy., Residential Fin. Program Bonds, Series 2015-1-A, AMT, 4.00% 2045	4,480	4,675
		13,137
The Bond Fund of America — Page 33 of 45

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Bonds, notes & other debt instruments Municipals (continued) Minnesota 0.03%	Principal amount (000)	Value (000)
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2014-C, AMT, 4.00% 2045	$6,585	$6,886
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-A, AMT, 4.00% 2041	870	906
Housing Fin. Agcy., Residential Housing Fin. Bonds, Series 2015-E, AMT, 3.50% 2046	4,105	4,231
		12,023
New York 0.02%
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2049	4,250	1,200
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2055	12,600	2,727
Convention Center Dev. Corp., Rev. Bonds (Hotel Unit Fee Secured), Series 2016-A, 0% 2056	8,400	1,746
Mortgage Agcy., Homeowner Mortgage Rev. Bonds, Series 52, AMT, 3.50% 2030	2,530	2,606
		8,279
Texas 0.02%
SA Energy Acquisition Public Fac. Corp., Gas Supply Rev. Bonds, Series 2007, 5.50% 2023	6,000	6,838
South Carolina 0.02%
Housing Fin. and Dev. Auth., Mortgage Rev. Ref. Bonds, 4.00% 2036	1,190	1,250
Housing Fin. Auth., Mortgage Rev. Ref. Bonds, AMT, 4.0% 2041	5,355	5,570
		6,820
Nebraska 0.02%
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2015-C, 3.50% 2045	1,585	1,645
Investment Fin. Auth., Single Family Housing Rev. Bonds, Series 2016-A, 3.50% 2046	4,575	4,734
		6,379
Wisconsin 0.02%
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2015-A, AMT, 4.00% 2045	2,585	2,679
Housing and Econ. Dev. Auth., Home Ownership Mortgage Rev. Bonds, Series 2016-A, AMT, 3.50% 2046	3,465	3,571
		6,250
Maine 0.02%
Housing Auth., Mortgage Purchase Rev. Ref. Bonds, Series 2015-E-1, AMT, 3.50% 2035	5,530	5,694
Connecticut 0.01%
Housing Fin. Auth., Housing Mortgage Fin. Program Rev. Ref. Bonds, Series 2015-C-1, 3.50% 2045	5,085	5,240
Ohio 0.01%
Buckeye Tobacco Settlement Fncg. Auth., Tobacco Settlement Asset-Backed Bonds, Series 2007-A-2, 5.875% 2047	5,000	4,944
Maryland 0.01%
Community Dev. Administration, Dept. of Housing and Community Dev., Residential Rev. Bonds, Series 2014-B, AMT, 3.25% 2044	4,100	4,182
Kentucky 0.01%
Housing Corp., Housing Rev. Bonds, Series 2013-D, 3.50% 2033	2,010	2,065
The Bond Fund of America — Page 34 of 45

unaudited
Bonds, notes & other debt instruments Municipals (continued) Missouri 0.01%	Principal amount (000)	Value (000)
Housing Dev. Commission, Single Family Mortgage Rev. Bonds (Special Homeownership Loan Program), Series 2015-A, 3.75% 2038	$1,680	$1,749
Iowa 0.00%
Fin. Auth., Single Family Mortgage Bonds, Series 2016-A, 4.00% 2046	1,555	1,637
Utah 0.00%
Housing Corp., Single Family Mortgage Bonds, Class III, Series 2015-D-2, 4.00% 2045	1,235	1,304
California 0.00%
Dept. of Veterans Affairs, Veterans G.O. Ref. Bonds, Series 2015-CM, AMT, 2.45% 2031	1,170	1,172
Wyoming 0.00%
Community Dev. Auth., Housing Rev. Bonds, Series 2015-6, 4.00% 2045	1,065	1,112
		560,685
Total bonds, notes & other debt instruments (cost: $37,912,209,000)		37,540,035
Preferred securities 0.01% Financials 0.01%	Shares
CoBank, ACB, Class E, noncumulative[4]	6,250	4,125
Total preferred securities (cost: $5,820,000)		4,125
Common stocks 0.01% Information technology 0.01%
Corporate Risk Holdings I, Inc.[6,7,13,14]	188,850	4,774
Corporate Risk Holdings Corp.[6,7,13,14]	955	—[2]
		4,774
Health care 0.00%
Rotech Healthcare Inc.[6,7,13,14]	342,069	684
Industrials 0.00%
Atrium Corp.[4,6,7,13]	985	47
Total common stocks (cost: $14,833,000)		5,505
Short-term securities 9.75%	Principal amount (000)
CAFCO, LLC 1.80% due 5/14/2018[4]	$50,000	49,874
Canadian Imperial Bank of Commerce 1.64% due 4/2/2018[4]	75,000	74,986
Chariot Funding, LLC 2.17% due 6/13/2018[4]	55,000	54,746
Chevron Corp. 1.69% due 4/17/2018[4]	104,500	104,401
Coca-Cola Co. 1.62% due 4/23/2018[4]	70,000	69,910
Emerson Electric Co. 1.82% due 4/16/2018[4]	16,400	16,385
Federal Farm Credit Banks 1.20% due 5/15/2018	34,000	33,930
The Bond Fund of America — Page 35 of 45

unaudited
Short-term securities	Principal amount (000)	Value (000)
Federal Home Loan Bank 1.39%–1.75% due 4/6/2018–5/18/2018	$451,400	$450,820
Hershey Co. 1.70% due 4/3/2018[4]	50,000	49,988
Honeywell International Inc. 1.85% due 4/23/2018[4]	6,600	6,592
IBM Credit LLC 1.90% due 5/8/2018[4]	18,300	18,261
John Deere Capital Corp. 1.59% due 4/9/2018[4]	45,000	44,976
Nigerian Treasury Bills 12.86%–16.91% due 7/5/2018–3/14/2019	NGN23,069,600	58,553
PepsiCo Inc. 1.56% due 4/3/2018[4]	$50,000	49,988
Pfizer Inc. 1.78% due 4/5/2018[4]	49,500	49,483
Qualcomm Inc. 1.59%–1.60% due 4/3/2018–4/4/2018[4]	170,500	170,453
Société Générale 1.62% due 4/2/2018[4]	4,400	4,399
U.S. Treasury Bills 1.24%–1.80% due 4/12/2018–8/23/2018	2,154,000	2,146,378
United Parcel Service Inc. 1.85% due 5/1/2018[4]	79,900	79,761
Wal-Mart Stores, Inc. 1.68%–1.84% due 4/17/2018–4/24/2018[4]	141,100	140,926
Walt Disney Co. 1.63% due 4/27/2018[4]	50,000	49,924
Total short-term securities (cost: $3,725,193,000)		3,724,734
Total investment securities 108.02% (cost: $41,658,055,000)		41,274,399
Other assets less liabilities (8.02)%		(3,064,755)
Net assets 100.00%		$38,209,644
Futures contracts

Contracts	Type	Number of contracts	Expiration	Notional amount[15] (000)	Value at 3/31/2018[16] (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
30 Year Euro-Buxl Futures	Short	97	June 2018	$(9,700)	$(19,739)	$(55)
10 Year Euro-Bund Futures	Short	407	June 2018	(40,700)	(79,841)	(1,103)
5 Year Euro-Bobl Futures	Short	1,100	June 2018	(110,000)	(177,646)	(472)
10 Year U.S. Treasury Note Futures	Long	12,300	June 2018	1,230,000	1,490,030	11,006
20 Year U.S. Treasury Bond Futures	Long	1,084	June 2018	108,400	158,941	3,395
30 Year Ultra U.S. Treasury Bond Futures	Short	751	June 2018	(75,100)	(120,512)	(1,541)
10 Year Ultra U.S. Treasury Note Futures	Short	2,157	June 2018	(215,700)	(280,107)	(1,912)
5 Year U.S. Treasury Note Futures	Long	127,035	July 2018	12,703,500	14,540,546	53,154
2 Year U.S. Treasury Note Futures	Long	4,369	July 2018	873,800	928,890	(76)
90 Day Euro Dollar Futures	Long	12,313	December 2018	3,078,250	3,001,448	676
90 Day Euro Dollar Futures	Long	400	June 2019	100,000	97,325	(311)
90 Day Euro Dollar Futures	Short	12,308	December 2019	(3,077,000)	(2,991,306)	(481)
						$62,280
Forward currency contracts

Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2018 (000)
Purchases (000)	Sales (000)
BRL14,250	USD4,369	Citibank	4/5/2018	$(56)
USD26,119	AUD33,775	Goldman Sachs	4/6/2018	179
GBP19,088	EUR21,350	Citibank	4/9/2018	502
USD19,872	BRL64,300	JPMorgan Chase	4/9/2018	413
USD55,237	INR3,600,000	HSBC Bank	4/9/2018	118
USD27,136	INR1,767,850	JPMorgan Chase	4/9/2018	69
The Bond Fund of America — Page 36 of 45

unaudited
Contract amount		Counterparty	Settlement date	Unrealized (depreciation) appreciation at 3/31/2018 (000)
Purchases (000)	Sales (000)
USD2,578	AUD3,300	HSBC Bank	4/9/2018	$43
USD15,623	KRW16,600,000	JPMorgan Chase	4/9/2018	43
USD6,373	KRW6,775,000	Bank of America, N.A.	4/9/2018	15
CAD33,232	USD25,802	Goldman Sachs	4/9/2018	(2)
USD4,540	AUD5,850	JPMorgan Chase	4/11/2018	47
USD3,337	AUD4,300	Bank of America, N.A.	4/11/2018	34
USD21,411	CAD27,800	JPMorgan Chase	4/11/2018	(172)
USD12,174	MXN231,000	Bank of America, N.A.	4/11/2018	(507)
USD15,567	AUD20,000	Barclays Bank PLC	4/12/2018	206
USD12,882	ZAR154,650	JPMorgan Chase	4/12/2018	(155)
EUR21,210	GBP18,925	HSBC Bank	4/12/2018	(444)
USD20,013	EUR16,125	Barclays Bank PLC	4/16/2018	146
USD7,088	EUR5,700	Citibank	4/16/2018	66
USD14,964	SGD19,600	JPMorgan Chase	4/16/2018	10
USD1,001	INR65,350	Citibank	4/16/2018	1
JPY816,191	USD7,699	Bank of America, N.A.	4/16/2018	(19)
USD3,568	MXN66,600	Citibank	4/16/2018	(85)
USD25,327	GBP18,100	JPMorgan Chase	4/16/2018	(86)
USD43,108	MXN804,000	Bank of America, N.A.	4/16/2018	(995)
USD51,256	EUR41,300	Bank of America, N.A.	4/18/2018	366
MXN47,480	USD2,545	Bank of America, N.A.	4/18/2018	58
USD21,417	MXN400,000	HSBC Bank	4/18/2018	(518)
USD2,811	SEK22,900	Bank of America, N.A.	4/19/2018	64
JPY321,897	USD3,038	Bank of America, N.A.	4/19/2018	(9)
JPY1,926,872	USD18,165	HSBC Bank	4/20/2018	(31)
JPY2,350,000	USD22,158	Bank of America, N.A.	4/20/2018	(42)
CAD80,847	USD61,897	Goldman Sachs	4/23/2018	887
USD19,560	SEK160,200	Goldman Sachs	4/23/2018	339
USD101,452	JPY10,770,000	Citibank	4/23/2018	75
USD22,987	EUR18,700	UBS AG	4/23/2018	(63)
USD2,291	MXN42,821	Citibank	4/24/2018	(55)
USD12,560	CAD16,275	Citibank	4/24/2018	(78)
USD1,671	KRW1,800,000	Citibank	4/26/2018	(19)
USD11,153	JPY1,170,000	JPMorgan Chase	4/27/2018	137
USD524	GBP370	Bank of New York Mellon	4/27/2018	4
USD14,255	MXN265,000	JPMorgan Chase	4/27/2018	(257)
USD54,524	EUR43,700	JPMorgan Chase	5/4/2018	614
USD24,849	ZAR291,000	Goldman Sachs	5/4/2018	394
USD16,531	EUR13,250	Goldman Sachs	5/4/2018	185
USD5,401	SGD7,100	Goldman Sachs	5/4/2018	(18)
USD101	TRY405	JPMorgan Chase	5/9/2018	(1)
USD3,972	BRL13,000	JPMorgan Chase	5/10/2018	48
USD1,235	MXN23,000	JPMorgan Chase	7/9/2018	(10)
USD2,098	INR140,000	Citibank	9/24/2018	(4)
USD1,781	EUR1,405	Citibank	3/6/2019	3
USD1,171	EUR915	Goldman Sachs	3/8/2019	12
USD1,206	EUR950	JPMorgan Chase	3/15/2019	3
				$1,455
The Bond Fund of America — Page 37 of 45

unaudited
Swap contracts

Interest rate swaps
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
1.2975%	3-month Canada BA	7/5/2018	C$1,278,409	$(1,158)	$—	$(1,158)
1.38%	3-month Canada BA	7/13/2018	800,000	(651)	—	(651)
1.39%	3-month Canada BA	7/13/2018	825,000	(653)	—	(653)
1.54375%	3-month Canada BA	9/1/2018	697,500	(543)	—	(543)
1.7475%	3-month Canada BA	9/11/2018	1,200,000	(161)	—	(161)
1.76625%	3-month Canada BA	9/25/2018	208,000	(30)	—	(30)
1.901%	U.S. EFFR	9/26/2018	$6,400,000	141	—	141
1.8935%	U.S. EFFR	9/26/2018	8,508,400	89	—	89
1.8975%	U.S. EFFR	9/26/2018	3,848,900	64	—	64
1.892%	U.S. EFFR	9/26/2018	6,862,700	56	—	56
1.886%	U.S. EFFR	9/26/2018	4,407,000	(5)	—	(5)
1.7725%	3-month Canada BA	9/26/2018	C$207,000	(26)	—	(26)
1.882%	U.S. EFFR	9/26/2018	$4,407,100	(32)	—	(32)
1.8775%	U.S. EFFR	9/26/2018	4,407,000	(63)	—	(63)
1.865%	U.S. EFFR	9/26/2018	2,007,300	(67)	—	(67)
1.745%	3-month Canada BA	9/27/2018	C$800,000	(186)	—	(186)
1.725%	3-month Canada BA	9/28/2018	800,000	(258)	—	(258)
7.48%	28-day MXN-TIIE	1/11/2019	MXN3,460,000	(614)	—	(614)
7.46%	28-day MXN-TIIE	1/24/2019	1,960,000	(373)	—	(373)
(0.294)%	EONIA	1/30/2019	€6,747,300	516	—	516
7.195%	28-day MXN-TIIE	4/15/2019	MXN1,090,000	(387)	—	(387)
7.51%	28-day MXN-TIIE	5/30/2019	1,550,000	(275)	—	(275)
1.337%	U.S. EFFR	6/8/2019	$118,000	(951)	—	(951)
1.367%	U.S. EFFR	6/12/2019	59,000	(458)	—	(458)
1.37%	U.S. EFFR	6/14/2019	59,000	(458)	—	(458)
1.362%	U.S. EFFR	6/21/2019	59,000	(475)	—	(475)
1.351%	U.S. EFFR	6/28/2019	59,000	(494)	—	(494)
1.615%	U.S. EFFR	11/2/2019	230,000	(1,783)	—	(1,783)
1.9185%	3-month USD-LIBOR	11/29/2019	75,000	(704)	—	(704)
1.963%	3-month USD-LIBOR	12/5/2019	60,000	(529)	—	(529)
3-month USD-LIBOR	2.107%	1/4/2020	110,000	827	—	827
1.905%	U.S. EFFR	1/11/2020	1,225,000	(5,081)	—	(5,081)
(0.223)%	EONIA	2/1/2020	€262,500	489	—	489
(0.122)%	6-month EURIBOR	2/1/2020	261,900	361	—	361
(0.2305)%	EONIA	2/2/2020	517,500	738	—	738
2.32475%	3-month USD-LIBOR	2/9/2020	$300,000	(1,108)	—	(1,108)
3-month USD-LIBOR	2.36%	2/13/2020	300,000	909	—	909
2.013%	U.S. EFFR	2/13/2020	1,075,000	(2,800)	—	(2,800)
2.5935%	3-month USD-LIBOR	3/29/2020	1,195,800	547	—	547
2.577%	3-month USD-LIBOR	3/29/2020	1,008,200	136	—	136
U.S. EFFR	2.19%	3/29/2020	1,188,000	(402)	—	(402)
U.S. EFFR	2.2025%	3/29/2020	1,195,800	(699)	—	(699)
U.S. EFFR	2.165%	4/3/2020	1,422,600	362	—	362
2.55%	3-month USD-LIBOR	4/3/2020	1,422,600	(668)	—	(668)
2.5725%	3-month USD-LIBOR	4/4/2020	1,818,962	—	—	—
U.S. EFFR	2.174%	4/4/2020	1,818,950	—	—	—
7.14%	28-day MXN-TIIE	4/29/2020	MXN2,118,400	(960)	—	(960)
6.78%	28-day MXN-TIIE	7/6/2020	1,008,770	(876)	—	(876)
3-month USD-LIBOR	2.1045%	12/7/2020	$160,000	2,118	—	2,118
2.201%	3-month USD-LIBOR	1/4/2021	75,000	(876)	—	(876)
The Bond Fund of America — Page 38 of 45

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
3-month USD-LIBOR	2.624%	3/8/2021	$770,000	$101	$—	$101
3-month USD-LIBOR	2.1892%	8/13/2021	50,000	742	—	742
3-month USD-LIBOR	1.217%	9/22/2021	44,000	2,129	—	2,129
3-month USD-LIBOR	1.225%	9/22/2021	44,000	2,117	—	2,117
3-month USD-LIBOR	1.2255%	9/23/2021	478,500	23,058	—	23,058
3-month USD-LIBOR	1.25%	9/23/2021	430,000	20,370	—	20,370
3-month USD-LIBOR	1.225%	9/23/2021	346,500	16,703	—	16,703
3-month USD-LIBOR	1.2796%	10/11/2021	345,000	16,202	—	16,202
3-month USD-LIBOR	1.883%	11/30/2021	115,000	3,143	—	3,143
1.967%	3-month USD-LIBOR	1/26/2022	50,000	(1,285)	—	(1,285)
6.99%	28-day MXN-TIIE	6/17/2022	MXN655,000	(531)	—	(531)
3-month USD-LIBOR	1.948%	7/28/2022	$630,000	18,946	—	18,946
2.80%	3-month USD-LIBOR	9/2/2022	785,000	(15)	—	(15)
2.009%	3-month USD-LIBOR	10/4/2022	272,000	(7,985)	—	(7,985)
3-month USD-LIBOR	2.138%	10/31/2022	103,000	2,455	—	2,455
2.1045%	3-month USD-LIBOR	10/31/2022	110,000	(2,781)	—	(2,781)
2.7435%	3-month USD-LIBOR	2/16/2023	224,000	520	—	520
2.7365%	3-month USD-LIBOR	2/20/2023	222,000	446	—	446
3-month USD-LIBOR	2.733%	3/8/2023	775,000	(1,437)	—	(1,437)
3-month USD-LIBOR	2.7454%	3/8/2023	725,000	(1,763)	—	(1,763)
1.615%	3-month USD-LIBOR	8/18/2023	270,000	(5,687)	—	(5,687)
2.186%	3-month USD-LIBOR	10/4/2023	130,000	(3,417)	—	(3,417)
2.031%	3-month USD-LIBOR	1/17/2024	80,000	(2,940)	—	(2,940)
2.296%	3-month USD-LIBOR	3/21/2024	125,000	(2,909)	—	(2,909)
3-month USD-LIBOR	2.12813%	10/3/2024	238,000	8,547	—	8,547
3-month USD-LIBOR	2.4595%	1/12/2025	132,100	2,210	—	2,210
3-month USD-LIBOR	2.585%	1/26/2025	184,500	1,610	—	1,610
3-month USD-LIBOR	2.588%	1/26/2025	86,000	734	—	734
2.768%	3-month USD-LIBOR	1/29/2025	230,000	(129)	—	(129)
2.561%	3-month USD-LIBOR	1/29/2025	134,800	(1,364)	—	(1,364)
3-month USD-LIBOR	2.72%	2/8/2025	200,000	39	—	39
2.722%	3-month USD-LIBOR	2/9/2025	207,000	(14)	—	(14)
3-month USD-LIBOR	2.7895%	2/12/2025	50,000	(213)	—	(213)
6-month JPY-LIBOR	0.5327%	3/4/2025	¥6,100,000	(1,396)	—	(1,396)
2.8775%	3-month USD-LIBOR	3/23/2025	$162,300	1,536	—	1,536
2.59%	3-month USD-LIBOR	3/27/2025	130,000	(1,230)	—	(1,230)
2.524%	3-month USD-LIBOR	4/14/2025	123,000	(1,526)	—	(1,526)
2.2725%	3-month USD-LIBOR	6/8/2025	30,000	(708)	—	(708)
2.354%	3-month USD-LIBOR	9/25/2025	420,000	(8,360)	—	(8,360)
6-month JPY-LIBOR	0.46995%	11/17/2025	¥6,250,000	(1,190)	—	(1,190)
6-month JPY-LIBOR	0.3822%	1/15/2026	5,100,000	(641)	—	(641)
3-month USD-LIBOR	1.8855%	1/25/2026	$150,000	9,096	—	9,096
2.738%	3-month USD-LIBOR	1/25/2026	24,000	(72)	—	(72)
6-month JPY-LIBOR	0.228%	2/8/2026	¥8,500,000	(101)	—	(101)
6-month JPY-LIBOR	0.20125%	2/18/2026	8,240,000	67	—	67
0.1223%	6-month JPY-LIBOR	5/11/2026	2,000,000	(151)	—	(151)
0.1173%	6-month JPY-LIBOR	5/13/2026	1,000,000	(79)	—	(79)
0.10855%	6-month JPY-LIBOR	5/16/2026	2,000,000	(173)	—	(173)
0.0188%	6-month JPY-LIBOR	6/16/2026	1,000,000	(159)	—	(159)
(0.00395)%	6-month JPY-LIBOR	6/17/2026	2,000,000	(348)	—	(348)
28-day MXN-TIIE	8.07%	1/1/2027	MXN910,000	(1,542)	—	(1,542)
0.22855%	6-month JPY-LIBOR	1/12/2027	¥7,700,000	(138)	—	(138)
28-day MXN-TIIE	8.135%	1/14/2027	MXN515,000	(994)	—	(994)
The Bond Fund of America — Page 39 of 45

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
2.4805%	3-month USD-LIBOR	3/21/2027	$125,000	$(2,792)	$—	$(2,792)
2.3335%	3-month USD-LIBOR	3/29/2027	112,000	(3,859)	—	(3,859)
2.333%	3-month USD-LIBOR	3/29/2027	150,000	(5,174)	—	(5,174)
28-day MXN-TIIE	7.47%	4/5/2027	MXN290,000	162	—	162
3-month USD-LIBOR	2.2225%	4/19/2027	$47,000	2,040	—	2,040
3-month SEK-STIBOR	1.125%	4/28/2027	SKr665,000	(129)	—	(129)
0.8153%	6-month EURIBOR	4/28/2027	€69,000	(453)	—	(453)
3-month USD-LIBOR	2.293%	5/3/2027	$54,000	2,037	—	2,037
28-day MXN-TIIE	7.625%	5/20/2027	MXN410,000	4	—	4
3-month USD-LIBOR	2.2935%	7/17/2027	$70,000	2,723	—	2,723
0.8518%	6-month EURIBOR	8/21/2027	€31,000	(193)	—	(193)
3-month SEK-STIBOR	1.215%	8/21/2027	SKr300,000	(240)	—	(240)
3-month USD-LIBOR	2.388%	10/31/2027	$200,000	6,383	—	6,383
3-month USD-LIBOR	2.399%	10/31/2027	3,000	93	—	93
2.415%	3-month USD-LIBOR	10/31/2027	45,000	(1,332)	—	(1,332)
U.S. EFFR	2.045%	11/2/2027	21,000	610	—	610
U.S. EFFR	2.042%	11/2/2027	20,000	586	—	586
3-month USD-LIBOR	2.31934%	11/17/2027	138,500	5,274	—	5,274
3-month USD-LIBOR	2.31613%	11/17/2027	129,500	4,967	—	4,967
28-day MXN-TIIE	7.865%	12/8/2027	MXN560,000	(458)	—	(458)
28-day MXN-TIIE	7.93%	12/9/2027	565,000	(605)	—	(605)
3-month USD-LIBOR	2.446%	1/8/2028	$42,000	1,185	—	1,185
2.91%	3-month USD-LIBOR	2/1/2028	88,800	230	—	230
2.925%	3-month USD-LIBOR	2/1/2028	71,100	228	—	228
2.908%	3-month USD-LIBOR	2/1/2028	88,900	223	—	223
2.92%	3-month USD-LIBOR	2/2/2028	67,200	202	—	202
3-month USD-LIBOR	2.91%	2/22/2028	31,000	(388)	—	(388)
3-month USD-LIBOR	2.891%	3/9/2028	45,000	(486)	—	(486)
U.S. EFFR	2.5065%	3/22/2028	203,000	(2,204)	—	(2,204)
U.S. EFFR	2.535%	3/23/2028	156,100	(2,092)	—	(2,092)
U.S. EFFR	2.471%	3/27/2028	190,100	(1,462)	—	(1,462)
U.S. EFFR	2.4575%	3/29/2028	224,497	(1,456)	—	(1,456)
U.S. EFFR	2.424%	3/30/2028	189,960	(659)	—	(659)
3-month USD-LIBOR	2.413%	10/4/2028	61,000	2,108	—	2,108
3-month USD-LIBOR	2.7315%	3/27/2030	30,000	318	—	318
3-month USD-LIBOR	2.679%	4/14/2030	65,500	987	—	987
3-month USD-LIBOR	3.005%	9/2/2030	160,300	(1,896)	—	(1,896)
3-month USD-LIBOR	2.514%	9/25/2030	223,000	6,512	—	6,512
3-month USD-LIBOR	1.87%	8/18/2031	57,000	4,683	—	4,683
3-month USD-LIBOR	2.8672%	1/29/2033	50,700	137	—	137
3.4275%	3-month USD-LIBOR	4/11/2034	500	39	—	39
2.523%	3-month USD-LIBOR	12/8/2035	5,000	(227)	—	(227)
2.432%	3-month USD-LIBOR	9/21/2037	2,000	(128)	—	(128)
3-month USD-LIBOR	2.9625%	2/1/2038	53,300	(70)	—	(70)
3-month USD-LIBOR	2.963%	2/1/2038	53,100	(72)	—	(72)
3-month USD-LIBOR	2.986%	2/1/2038	43,100	(127)	—	(127)
3-month USD-LIBOR	2.967%	2/2/2038	41,500	(67)	—	(67)
2.987%	3-month USD-LIBOR	2/7/2038	37,000	822	—	822
6-month GBP-LIBOR	1.6442%	3/29/2038	£44,600	(7)	—	(7)
3-month USD-LIBOR	2.6785%	9/4/2045	$45,000	1,366	—	1,366
3-month USD-LIBOR	2.516%	10/20/2045	42,000	2,647	—	2,647
3-month USD-LIBOR	2.525%	10/20/2045	28,000	1,714	—	1,714
3-month USD-LIBOR	2.5315%	10/26/2045	40,000	2,394	—	2,394
The Bond Fund of America — Page 40 of 45

unaudited
Receive	Pay	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments/ receipts (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
3-month USD-LIBOR	2.57082%	11/6/2045	$123,000	$6,382	$—	$6,382
3-month USD-LIBOR	2.57067%	11/9/2045	13,200	685	—	685
3-month USD-LIBOR	2.6485%	11/16/2045	13,050	474	—	474
3-month USD-LIBOR	2.59125%	12/16/2045	45,000	2,163	—	2,163
3-month USD-LIBOR	2.4095%	1/14/2046	15,000	1,272	—	1,272
2.634%	3-month USD-LIBOR	7/11/2047	75,000	(2,997)	—	(2,997)
2.5095%	3-month USD-LIBOR	7/24/2047	3,000	(197)	—	(197)
3-month USD-LIBOR	2.5282%	8/4/2047	99,000	6,121	—	6,121
3-month USD-LIBOR	2.5015%	8/17/2047	20,400	1,374	—	1,374
3-month USD-LIBOR	2.5095%	8/17/2047	19,600	1,288	—	1,288
3-month USD-LIBOR	2.4425%	9/19/2047	24,500	1,963	—	1,963
3-month USD-LIBOR	2.441%	9/19/2047	6,000	483	—	483
3-month USD-LIBOR	2.4675%	9/22/2047	21,000	1,576	—	1,576
2.53563%	3-month USD-LIBOR	10/3/2047	73,000	(4,440)	—	(4,440)
3-month USD-LIBOR	2.537%	10/4/2047	19,500	1,181	—	1,181
3-month USD-LIBOR	2.56315%	10/6/2047	55,000	3,025	—	3,025
U.S. EFFR	2.166%	10/23/2047	55,000	2,564	—	2,564
2.60%	3-month USD-LIBOR	11/3/2047	23,500	(1,103)	—	(1,103)
U.S. EFFR	2.172%	11/8/2047	30,000	1,361	—	1,361
U.S. EFFR	2.145%	11/9/2047	33,500	1,711	—	1,711
U.S. EFFR	2.153%	11/10/2047	33,500	1,654	—	1,654
U.S. EFFR	2.155%	11/10/2047	18,850	923	—	923
U.S. EFFR	2.17%	11/13/2047	34,150	1,563	—	1,563
2.5735%	3-month USD-LIBOR	12/21/2047	33,500	(1,771)	—	(1,771)
3-month USD-LIBOR	2.57553%	12/29/2047	66,000	3,456	—	3,456
3-month USD-LIBOR	2.78875%	1/23/2048	140,000	1,005	—	1,005
3-month USD-LIBOR	2.816%	1/23/2048	29,900	42	—	42
2.8015%	3-month USD-LIBOR	1/31/2048	86,000	(363)	—	(363)
2.905%	3-month USD-LIBOR	2/6/2048	75,000	1,317	—	1,317
3-month USD-LIBOR	2.8705%	2/8/2048	99,000	(1,017)	—	(1,017)
2.964%	3-month USD-LIBOR	2/12/2048	50,300	1,516	—	1,516
U.S. EFFR	2.5635%	2/12/2048	135,836	(5,193)	—	(5,193)
3-month USD-LIBOR	2.96%	2/15/2048	25,100	(736)	—	(736)
3-month USD-LIBOR	3.0135%	2/16/2048	51,000	(2,072)	—	(2,072)
3-month USD-LIBOR	2.9825%	2/20/2048	50,500	(1,721)	—	(1,721)
2.98%	3-month USD-LIBOR	3/15/2048	8,400	281	—	281
2.9625%	3-month USD-LIBOR	3/15/2048	8,400	250	—	250
U.S. EFFR	2.4615%	3/15/2048	8,400	(139)	—	(139)
U.S. EFFR	2.485%	3/15/2048	8,400	(182)	—	(182)
2.917%	3-month USD-LIBOR	3/16/2048	16,700	336	—	336
U.S. EFFR	2.425%	3/16/2048	16,700	(147)	—	(147)
U.S. EFFR	2.508%	3/22/2048	10,000	(266)	—	(266)
U.S. EFFR	2.505%	3/22/2048	14,700	(381)	—	(381)
U.S. EFFR	2.51375%	3/22/2048	16,300	(453)	—	(453)
3-month USD-LIBOR	3.006%	3/23/2048	60,282	(2,335)	—	(2,335)
2.936%	3-month USD-LIBOR	3/27/2048	17,500	418	—	418
U.S. EFFR	2.484%	3/27/2048	16,075	(345)	—	(345)
3-month USD-LIBOR	2.848%	4/3/2048	65,000	(332)	—	(332)
3-month USD-LIBOR	2.8245%	4/4/2048	24,650	(12)	—	(12)
					$—	$106,322
The Bond Fund of America — Page 41 of 45

unaudited
Credit default swaps
Centrally cleared credit default swaps on credit indices — buy protection
Receive	Pay/ Payment frequency	Expiration date	Notional (000)	Value at 3/31/2018 (000)	Upfront payments (000)	Unrealized (depreciation) appreciation at 3/31/2018 (000)
CDX.NA.HY.25	5.00%/Quarterly	12/20/2020	$32,010	$(1,798)	$(824)	$(974)
CDX.NA.HY.29	5.00%/Quarterly	12/20/2022	265,600	(17,291)	(19,917)	2,626
CDX.NA.IG.30	1.00%/Quarterly	6/20/2023	1,776,500	(29,424)	(31,470)	2,045
					$(52,211)	$3,697
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
[1]	A portion of this security was pledged as collateral. The total value of pledged collateral was $425,115,000, which represented 1.11% of the net assets of the fund.
[2]	Amount less than one thousand.
[3]	Index-linked bond whose principal amount moves with a government price index.
[4]	Acquired in a transaction exempt from registration under Rule 144A or Section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $5,160,481,000, which represented 13.51% of the net assets of the fund.
[5]	Coupon rate may change periodically.
[6]	Valued under fair value procedures adopted by authority of the board of trustees. The total value of all such securities was $64,024,000, which represented .17% of the net assets of the fund.
[7]	Value determined using significant unobservable inputs.
[8]	Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.
[9]	Scheduled interest and/or principal payment was not received.
[10]	Payment in kind; the issuer has the option of paying additional securities in lieu of cash. Most recent payment was 100% cash unless otherwise noted.
[11]	Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $50,637,000, which represented .13% of the net assets of the fund.
[12]	Purchased on a TBA basis.
[13]	Security did not produce income during the last 12 months.
[14]	Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.
[15]	Notional amount is calculated based on the number of contracts and notional contract size.
[16]	Value is calculated based on the notional amount and current market price.

Private placement securities	Acquisition date	Cost (000)	Value (000)	Percent of net assets
Corporate Risk Holdings I, Inc.	8/31/2015	$2,098	$4,774.01%
Corporate Risk Holdings Corp.	8/31/2015	—	—	.00
Rotech Healthcare Inc.	9/26/2013	12,646	684.00
Total private placement securities		$ 14,744	$ 5,458.01%
Valuation disclosures

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open. Security transactions are recorded by the fund as of the date the trades are executed with brokers. Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date.
Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.
Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.
The Bond Fund of America — Page 42 of 45

unaudited
Fixed-income securities, including short-term securities, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.
Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts
When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or deemed to be not representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.
Exchange-traded futures are generally valued at the official settlement price of, or the last reported sale price on, the exchange or market on which such instruments are traded, as of the close of business on the day the futures are being valued or, lacking any sales, at the last available bid price. Prices for each future are taken from the exchange or market on which the security trades. The average month-end notional amount of futures contracts while held was $17,444,604,000. Forward currency contracts are valued at the mean of representative quoted bid and ask prices, generally based on prices supplied by one or more pricing vendors. The average month-end notional amount of open forward currency contracts while held was $989,883,000. Interest rate swaps and credit default swaps are generally valued by pricing vendors based on market inputs that include the index and term of index, reset frequency, payer/receiver, currency and pay frequency. The average month-end notional amounts of interest rate swaps and credit default swaps while held were $101,056,021,000 and $1,018,818,000, respectively.
Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the fund’s board of trustees as further described. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
Processes and structure — The fund’s board of trustees has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.
The Bond Fund of America — Page 43 of 45

unaudited
The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.
Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following tables present the fund’s valuation levels as of March 31, 2018 (dollars in thousands):
	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Bonds, notes & other debt instruments:
U.S. Treasury bonds & notes	$—	$15,137,456	$—	$15,137,456
Corporate bonds & notes	—	12,029,927	19,991	12,049,918
Mortgage-backed obligations	—	6,865,632	—	6,865,632
Asset-backed obligations	—	1,915,046	—	1,915,046
Bonds & notes of governments & government agencies outside the U.S.	—	1,011,298	—	1,011,298
Municipals	—	560,685	—	560,685
Preferred securities	—	4,125	—	4,125
Common stocks	—	—	5,505	5,505
Short-term securities	—	3,724,734	—	3,724,734
Total	$—	$41,248,903	$25,496	$41,274,399

	Other investments*
	Level 1	Level 2	Level 3	Total
Assets:
Unrealized appreciation on futures contracts	$68,231	$—	$—	$68,231
Unrealized appreciation on open forward currency contracts	—	5,081	—	5,081
Unrealized appreciation on interest rate swaps	—	235,182	—	235,182
Unrealized appreciation on credit default swaps	—	4,671	—	4,671
Liabilities:
Unrealized depreciation on futures contracts	(5,951)	—	—	(5,951)
Unrealized depreciation on open forward currency contracts	—	(3,626)	—	(3,626)
Unrealized depreciation on interest rate swaps	—	(128,860)	—	(128,860)
Unrealized depreciation on credit default swaps	—	(974)	—	(974)
Total	$62,280	$111,474	$—	$173,754
*	Futures contracts, forward currency contracts, interest rate swaps and credit default swaps are not included in the investment portfolio.

The Bond Fund of America — Page 44 of 45

unaudited
Key to abbreviations and symbols
Agcy. = Agency	GBP/£ = British pounds
AMT = Alternative Minimum Tax	INR = Indian rupees
AUD = Australian dollars	JPY/¥ = Japanese yen
Auth. = Authority	KRW = South Korean won
BA = Bankers’ Acceptance	LIBOR = London Interbank Offered Rate
BRL = Brazilian reais	MXN = Mexican pesos
CAD/C$ = Canadian dollars	NGN = Nigerian naira
CLO = Collateralized Loan Obligations	Ref. = Refunding
Dev. = Development	Rev. = Revenue
Dept. = Department	SEK/SKr = Swedish kronor
Econ. = Economic	SGD = Singapore dollars
EFFR = Federal Funds Effective Rate	SIFMA = Securities Industry and Financial Markets Association
EONIA = Effective Overnight Index Average	STIBOR = Stockholm Interbank Offered Rate
EUR/€ = Euros	TBA = To-be-announced
EURIBOR = Euro Interbank Offered Rate	TIIE = Equilibrium Interbank Interest Rate
Fac. = Facility	TRY = Turkish lira
Facs. = Facilities	USD/$ = U.S. dollars
Fin. = Finance	UYU = Uruguayan pesos
Fncg. = Financing	ZAR = South African rand
G.O. = General Obligation
Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.
Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at (800) 421-4225 or visit the American Funds website at americanfunds.com. Fund shares offered through American Funds Distributors, Inc.
MFGEFPX-008-0518O-S60668	The Bond Fund of America — Page 45 of 45

ITEM 2 – Controls and Procedures

The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 3 – Exhibits

The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Section 302 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE BOND FUND OF AMERICA

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John H. Smet
John H. Smet, Vice Chairman, President and Principal Executive Officer

Date: May 24, 2018

By /s/ Brian C. Janssen
Brian C. Janssen, Treasurer and Principal Financial Officer

Date: May 24, 2018